UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00214
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SENTINEL GROUP FUNDS, INC.
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(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONPELIER, VT 05604
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(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604
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(Name and address of agent for service)

(800) 282-3863
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Registrant's telephone number, including area code

Date of fiscal year end: 11/30/09

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Date of reporting period: 02/28/09

ITEM 1. Schedule of Investments (follow)
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Sentinel Balanced Fund

Fund Profile
at February 28, 2009 (Unaudited)
Portfolio Weightings
Asset Category	Percent of Net
	Assets
Common Stocks	57.3%
U.S. Government Obligations	38.6%
Foreign Stocks & ADR's	2.7%
Bonds	0.1%
Cash and Other	1.3%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturi	Percent of
Description	Percent of Net	Description	Coupon	ty	Net Assets
ExxonMobil Corp.	3.0%	FNR 06-63 VH	6.50	03/25/	7.6%
Johnson & Johnson	1.8%	FNR 06-66 NV	6.50	02/25/	5.5%
Chevron Corp.	1.4%	FNR 06-88 BV	6.50	11/25/	4.5%
Procter & Gamble Co.	1.4%	GNMA 673063	5.50	09/15/	3.6%
United Technologies	1.3%	FHR 2454 BK	6.50	05/15/	2.4%
PepsiCo, Inc.	1.2%	FHR 3181 BV	6.50	06/15/	2.4%
Time Warner, Inc.	1.2%	FNMA 909176	6.00	04/01/	2.4%
McDonald's Corp.	1.1%	FNMA 889855	5.50	11/01/	2.0%
Int'l. Business	1.1%	FNR 01-59 Z	7.00	11/25/	1.9%
Waste Management, Inc.	1.1%	FNR 94-31 ZC	6.50	02/25/	1.7%
Total of Net Assets*	14.6%	Total of Net Assets*			34.0%

Average Effective Duration (for all Fixed Income Holdings) 2.1 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at February 28, 2009 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations			FHLMC G18106			FNR 06-63 VH
U.S. Government Agency			5.5%, 03/01/21	59M	$61,053	6.5%, 03/25/23	12,500M	$13,282,349
Obligations	38.6%		FHLMC G11943			FNR 06-78 BV
Federal Home Loan Mortgage			5.5%, 04/01/21	58M	60,713	6.5%, 06/25/23	1,500M	1,592,665
Corporation	5.3%				254,558	FNR 06-66 NV
Collateralized Mortgage			20-Year:			6.5%, 02/25/24	9,000M	9,678,834
Obligations:			FHLMC P00020			FNR 94-31 ZC
FHR 3181 BV			6.5%, 10/01/22	462M	484,166	6.5%, 02/25/24	2,753M	2,916,295
6.5%, 06/15/26	3,996M	$ 4,252,912				FNR 06-88 BV
FHR 2454 BK			30-Year:			6.5%, 11/25/25	7,232M	7,787,613
6.5%, 05/15/32	4,000M	4,266,893	FHLMC G08062			FNR 02-73 TE
		8,519,805	5%, 06/01/35	73M	73,836	5.5%, 03/25/29	62M	61,888
			Total Federal Home Loan			FNR 01-46 ZG
Mortgage-Backed Securities:			Mortgage Corporation		9,332,365	6%, 09/25/31	2,276M	2,392,504
15-Year:						FNR 01-59 Z
FHLMC E01488			Federal National Mortgage			7%, 11/25/31	3,007M	3,233,262
5%, 10/01/18	61M	62,927	Association	29.7%				41,001,684
FHLMC E01492			Collateralized Mortgage
5.5%, 10/01/18	39M	40,286	Obligations:
FHLMC G18091			FNR 02-2 UC
6%, 12/01/20	28M	29,579	6%, 02/25/17	54M	56,274

The accompanying notes are an integral part of the financial statements.

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SentinelBalancedFund

	Principal			Principal
	Amount	Value		Amount	Value		Shares	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)			(Note 2)

MBS ARM:			Bonds 0.1%			Philip Morris Int'l.	30,000	$ 1,004,100
30-Year:			Basic Industry 0.0%			Procter & Gamble Co.	50,000	2,408,500
FNMA 811311			Enterprise Products					11,746,810
4.557%, 12/01/34	17M	$16,812	Operating LP
FNMA 810896			4.95%, 06/01/10	20M	$19,751	Energy 8.1%
4.828%, 01/01/35	13M	12,854	Consumer Discretionary 0.0%			Apache Corp.	2,300	135,907
FNMA 832258			McDonald's Corp.			Baker Hughes, Inc.	1,600	46,896
4.799%, 08/01/35	70M	70,988	5%, 02/15/15	50M	50,084	Chevron Corp.	40,000	2,428,400
		100,654	Energy 0.0%			EOG Resources, Inc.	22,500	1,125,900
Mortgage-Backed Securities:			Atmos Energy Corp.			ExxonMobil Corp.	78,000	5,296,200
15-Year:			4.95%, 10/15/14	15M	13,455	Marathon Oil Corp.	20,000	465,400
FNMA 254907			XTO Energy, Inc.			Noble Energy, Inc.	17,500	796,950
5%, 10/01/18	55M	56,513	5.3%, 06/30/15	20M	19,053
FNMA 255273					32,508	Pride Int'l., Inc. *	40,000	689,600
4.5%, 06/01/19	90M	91,902				Schlumberger Ltd.	35,000	1,332,100
FNMA 255358			Financials 0.1%			Transocean Ltd. *	13,731	820,702
5%, 09/01/19	23M	23,996	Citigroup, Inc.
		172,411	1.3956%,	50M	45,423	Weatherford Int'l.	88,000	938,960
			First Horizon Alt. Mtg.					14,077,015
30-Year:			5.5%, 03/25/35	6M	5,490	Financials 5.0%
FNMA 500296					50,913	ACE Ltd.	25,000	912,750
6%, 04/01/29	15M	15,351	Health Care 0.0%
FNMA 545759			Medtronic, Inc.			American Express Co.	57,800	697,068
6.5%, 07/01/32	1M	1,476	4.75%, 09/15/15	50M	48,110	Bank of America Corp.	60,000	237,000
FNMA 687301						Bank of New York
6%, 11/01/32	972	1,010	Real Estate 0.0%			Mellon	45,000	997,650
FNMA 690305			Brandywine Operating			Citigroup, Corp. Inc.	82,900	124,350
5.5%, 03/01/33	20M	20,755	Partnership LP
FNMA 555800			5.4%, 11/01/14	5M	2,701	Goldman Sachs Group,	8,803	801,777
5.5%, 10/01/33	1,960M	2,015,972	Telecommunications 0.0%			JPMorgan Chase & Co.	43,670	997,860
FNMA 889855			Corning, Inc.			Marsh & McLennan
5.5%, 11/01/33	3,317M	3,414,339	6.2%, 03/15/16	15M	13,916	Cos., Inc.	30,000	537,900
FNMA 748895			Total Bonds		217,983	MetLife, Inc.	15,000	276,900
6%, 12/01/33	791M	817,841				Morgan Stanley	15,000	293,100
FNMA 797721
5.5%, 10/01/35	75M	76,676		Shares		The Travelers Cos.,	40,000	1,446,000
FNMA 909176			Common Stocks 57.3%			US Bancorp	55,800	798,498
6%, 04/01/38	3,983M	4,118,717	Consumer Discretionary 4.1%			Wells Fargo & Co.	50,000	605,000
		10,482,137	Comcast Corp.	110,400	1,341,360			8,725,853
Total Federal National			McDonald's Corp.	37,890	1,979,752	Health Care 10.3%
Mortgage Association		51,756,886
			McGraw-Hill Cos.,	50,000	986,500	Aetna, Inc.	25,000	596,750
Government National Mortgage			Nike, Inc.	10,000	415,300	Amgen, Inc. *	35,150	1,719,890
Corporation 3.6%
Mortgage-Backed Securities:			Polo Ralph Lauren	9,500	327,465	Baxter Int'l., Inc.	17,330	882,270
15-Year:			Time Warner, Inc.	264,600	2,018,898	Becton Dickinson &	6,000	371,340
GNMA 514482					7,069,275	Bristol-Myers Squibb	60,000	1,104,600
7.5%, 09/15/14	63M	67,101	Consumer Staples 6.7%			Celgene Corp. *	10,000	447,300
30-Year:			Altria Group, Inc.	30,000	463,200	Covidien Ltd.	25,000	791,750
GNMA 673063			CVS Caremark Corp.	34,600	890,604	Eli Lilly & Co.	30,000	881,400
5.5%, 09/15/38	6,058M	6,235,457	HJ Heinz Co.	45,000	1,470,150	Gen-Probe, Inc. *	15,000	608,550
Total Government
National Mortgage Corporation		6,302,558	Kellogg Co.	33,420	1,300,707	Gilead Sciences, Inc.	15,000	672,000
Total U.S. Government			Kimberly-Clark Corp.	32,160	1,515,058	Johnson & Johnson	62,540	3,127,000
Obligations			Kraft Foods, Inc.	28,026	638,432	Medco Health
(Cost $65,051,273)		67,391,809	PepsiCo, Inc.	42,710	2,056,059	Solutions, Inc. *	10,000	405,800

The accompanying notes are an integral part of the financial statements.

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SentinelBalancedFund

	Shares	Value			Shares	Value
		(Note 2)				(Note 2)

Medtronic, Inc.	50,000	$ 1,479,500		Materials 2.0%
Merck & Co., Inc.	40,000	968,000		EI Du Pont de Nemours
Pfizer, Inc.	100,000	1,231,000		& Co.	50,000	$ 938,000
Schering-Plough Corp.	50,000	869,500		Freeport-McMoRan
St. Jude Medical, Inc.*	29,400	974,904		Copper & Gold, Inc.	40,000	1,216,800
Zimmer Holdings, Inc.*	22,000	770,440		Praxair, Inc.	25,000	1,418,750
		17,901,994				3,573,550
Industrials 9.4%				Telecommunication Services 1.5%
Boeing Co.	25,000	786,000		AT&T, Inc.	43,180	1,026,388
Canadian National Railway Co.	49,600	1,604,064		Rogers Communications,Inc.	22,800	534,888
Deere & Co.	20,000	549,800		Verizon Communications,Inc.	40,000	1,141,200
General Dynamics Corp.	23,000	1,007,860				2,702,476
General Electric Co.	125,000	1,063,750		Utilities 1.1%
Honeywell Int'l., Inc.	55,400	1,486,382		Entergy Corp.	20,000	1,347,800
L-3 Communications				NRG Energy, Inc. *	30,000	567,000
Holdings, Inc.	8,500	575,025				1,914,800
Lockheed Martin Corp.	21,200	1,337,932		Total Common Stocks
McDermott Int'l., Inc.*	50,000	589,500		(Cost $117,291,773)		99,934,649
Northrop Grumman Corp	25,000	934,000
Rockwell Automation, Inc.	21,740	436,974		Foreign Stocks & ADR's 2.7%
Tyco Int'l. Ltd.	26,525	531,826		Finland 0.4%
Union Pacific Corp.	33,000	1,238,160		Nokia Corp. ADR	75,000	702,000
United Technologies Corp.	57,000	2,327,310		Germany 0.7%
Waste Management,Inc.	70,800	1,911,600		SAP AG ADR	37,300	1,198,822
		16,380,183		Israel 0.6%
				Teva Pharmaceutical
Information Technology 9.1%				Industries Ltd.ADR	25,000	1,114,500
Accenture Ltd.	25,000	729,750		Mexico 0.6%
Activision Blizzard, Inc.*	84,000	842,520		America Movil SA de CV ADR	40,000	1,019,200
Adobe Systems, Inc.*	50,000	835,000
Broadcom Corp. *	60,000	987,000		United Kingdom 0.4%
Cisco Systems, Inc.*	89,200	1,299,644		Diageo PLC ADR	15,000	697,350
Dolby Laboratories, Inc.*	25,000	701,250		Total Foreign Stocks & ADR's
EMC Corp. *	115,100	1,208,550		(Cost $6,545,658)		4,731,872
Intel Corp.	75,000	955,500		Total Investments 98.7%
Intersil Corp.	50,000	505,500		(Cost $189,118,729)†		172,276,313
Int'l. Business Machines				Other Assets in Excess of
Corp.	21,437	1,972,847		Liabilities 1.3%		2,279,165
Juniper Networks,Inc.*	27,000	383,670		Net Assets 100.0%		$ 174,555,478
KLA-Tencor Corp.	40,000	690,000
Mettler-Toledo Int'l., Inc.*	10,000	533,100	*	Non-income producing
Microsoft Corp.	104,010	1,679,762	†	Cost for federal income tax purposes is
Motorola, Inc.	125,000	440,000		$189,118,729. At February 28, 2009
NetApp, Inc. *	65,000	873,600		unrealized depreciation for federal income
Seagate Technology	80,000	344,000		tax purposes aggregated $16,842,416 of
Texas Instruments, Inc.	60,000	861,000		which $17,792,469 related to appreciated
		15,842,693		securities and $34,634,885 related to
				depreciated securities.
The accompanying notes are an integral part of the financial statements.

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Sentinel Capital Growth Fund

Fund Profile
at February 28, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net	Sector	Percent of Net
Materials	18.7%	Energy	9.4%
Health Care	17.5%	Consumer Discretionary	6.2%
Industrials	12.8%	Telecommunication Services	2.9%
Consumer Staples	12.3%	Financials	2.7%
Information Technology	12.3%

Top 10 Holdings*
Description	Percent of Net	Description	Percent of Net
Praxair, Inc.	Assets 5.9%	ExxonMobil Corp.	Assets 3.0%
Gilead Sciences, Inc.	5.5%	Roche Holding AG	2.8%
McDonald's Corp.	5.3%	Walgreen Co.	2.7%
SPDR Gold Trust	4.1%	Colgate-Palmolive Co.	2.4%
Emerson Electric Co.	3.7%	Total of Net Assets	38.5%
Int'l. Business Machines Corp.	3.1%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at February 28, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Common Stocks 88.9%			Weatherford Int'l. Ltd.*	7,000	$ 74,690	Illinois Tool Works, Inc.	35,000	$ 973,000
Consumer Discretionary 6.2%					8,360,887	Jacobs Engineering
McDonald's Corp.	90,500	$ 4,728,625	Financials 2.7%			Group, Inc. *	60,000	2,024,400
Tiffany & Co.	45,000	856,800	BlackRock, Inc.	16,000	1,548,960	Kansas City Southern*	20,000	353,800
		5,585,425	CME Group, Inc.	2,000	364,800	Union Pacific Corp.	30,000	1,125,600
Consumer Staples 11.6%			Wells Fargo & Co.	40,500	490,050			11,423,820
Bunge Ltd.	17,200	806,336			2,403,810	Information Technology 12.3%
Colgate-Palmolive Co.	36,000	2,166,480	Health Care 14.6%			ANSYS, Inc. *	25,000	504,250
Corn Products Int'l.,Inc.	38,400	774,528	Covidien Ltd.	15,000	475,050	Apple, Inc. *	9,500	848,445
JM Smucker Co.	31,000	1,150,720	Genentech, Inc. *	20,000	1,711,000	Autodesk, Inc. *	95,000	1,205,550
PepsiCo, Inc.	24,554	1,182,029	Gilead Sciences, Inc.	110,400	4,945,920	Automatic Data
						Processing, Inc.	45,763	1,562,806
Procter & Gamble Co.	38,770	1,867,551	Johnson & Johnson	13,000	650,000	Cisco Systems, Inc.*	136,870	1,994,196
Walgreen Co.	100,000	2,386,000	Medtronic, Inc.	68,428	2,024,785	Cognizant Technology
		10,333,644	St. Jude Medical,Inc.	37,000	1,226,92	Solutions Corp. *	43,000	791,200
Energy 9.4%			Stryker Corp.	60,000	2,020,200	EMC Corp. *	48,400	508,200
Arch Coal, Inc.	13,000	180,700			13,053,875	Hewlett-Packard Co.	10,000	290,300
Devon Energy Corp.	15,000	655,050	Industrials 12.8%			Int'l. Business Machines
EOG Resources, Inc.	20,000	1,000,800	Canadian Pacific			Corp.	30,000	2,760,900
ExxonMobil Corp.	40,000	2,716,000	Railway Ltd.	35,000	987,350	Microsoft Corp.	30,000	484,500
Noble Corp.	20,000	491,800	Donaldson Co., Inc.	35,000	854,350			10,950,347
Peabody Energy Corp.	39,300	930,231	Emerson Electric Co.	125,000	3,343,750	Materials 16.4%
Schlumberger Ltd.	53,600	2,040,016	General Dynamics Corp.	10,500	460,110	Commercial Metals Co.	100,100	1,022,021
St. Mary Land &			General Electric Co.	40,000	340,400
Exploration Co.	20,000	271,600				Freeport-McMoRan
			Goodrich Corp.	29,000	961,060	Copper & Gold,Inc.	43,700	1,329,354

The accompanying notes are an integral part of the financial statements.

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SentinelCapitalGrowthFund

			†	Cost for federal income tax
				purposes is $94,439,110. At
Shares		Value		February 28, 2009 unrealized
		(Note 2)		depreciation for federal income
				tax purposes aggregated
Monsanto Co.	12,000	$ 915,240		$6,356,987 of which $13,884,079
Nucor Corp.	28,900	972,485		related to appreciated
				securities and $20,241,066
Potash Corp. of				related to depreciated
Saskatchewan,Inc.	12,000	1,007,640	ADR	- American Depository Receipt
Praxair, Inc.	92,800	5,266,400	SPDR	- Standard & Poor's Depository
SPDR Gold Trust *	40,000	3,705,200		Receipts
Yamana Gold, Inc.	50,000	433,000
		14,651,340
Telecommunication Services 2.9%
AT&T, Inc.	37,000	879,490
Verizon Communications,
Inc.	60,000	1,711,800
		2,591,290
Total Common Stocks
(Cost $84,103,936)		79,354,438

Foreign Stocks & ADR's 5.9%
Australia 1.9%
BHP Billiton Ltd. ADR	46,000	1,675,320
Brazil 0.5%
Companhia Vale do Rio
Doce ADR	30,000	386,700
Mexico 0.7%
Wal-Mart de Mexico
SAB de CV ADR	34,385	639,733

Switzerland 2.8%
Roche Holding AG ADR	90,000	2,526,300
Total Foreign Stocks & ADR's
(Cost $6,835,542)		5,228,053

Principal
Amount
(M=$1,000)

Corporate Short-Term Notes 3.9%
Chevron Funding
0.25%, 03/09/09	2,000M	1,999,889
Procter Gamble
0.28%, 03/23/09	1,500M	1,499,743
Total Corporate Short- Term
Notes (Cost $3,499,632)		3,499,632

Total Investments 98.7%
(Cost $94,439,110)†		88,082,123

Other Assets in Excess of
Liabilities 1.3%		1,201,980

Net Assets 100.0%		$ 89,284,103

* Non-income producing

The accompanying notes are an integral part of the financial statements.

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Sentinel Common Stock Fund

Fund Profile
at February 28, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net	Sector	Percent of Net
Information Technology	17.1%	Financials	8.9%
Health Care	16.5%	Consumer Discretionary	6.8%
Energy	13.8%	Materials	3.5%
Industrials	12.9%	Telecommunication Services	2.7%
Consumer Staples	12.4%	Utilities	1.8%

Top 10 Holdings*
Description	Percent of Net	Description	Percent of Net
ExxonMobil Corp.	Assets 4.8%	United Technologies Corp.	Assets 1.9%
Procter & Gamble Co.	2.6%	Honeywell Int'l., Inc.	1.7%
PepsiCo, Inc.	2.6%	Chevron Corp.	1.7%
Johnson & Johnson	2.5%	Microsoft Corp.	1.7%
Int'l. Business Machines Corp.	2.3%	Total of Net Assets	23.8%
Schlumberger Ltd.	2.0%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at February 28, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Common Stocks 92.0%			Chevron Corp.	197,400	$11,984,154	Wells Fargo & Co.	366,500	$ 4,434,650
Consumer Discretionary 6.8%			EOG Resources, Inc.	120,000	6,004,800			63,609,258
Comcast Corp.	712,500	$ 8,656,875	ExxonMobil Corp.	500,000	33,950,000	Health Care 15.6%
Gap, Inc.	350,000	3,776,500	Marathon Oil Corp.	150,000	3,490,500	Aetna, Inc.	200,000	4,774,000
McDonald's Corp.	204,600	10,690,350	Noble Energy, Inc.	200,000	9,108,000	Amgen, Inc. *	171,400	8,386,602
McGraw-Hill Cos., Inc.	300,000	5,919,000	Pride Int'l., Inc.*	250,000	4,310,000	Baxter Int'l., Inc.	125,000	6,363,750
Nike, Inc.	100,000	4,153,000	Schlumberger Ltd.	380,000	14,462,800	Becton Dickinson & Co.	101,700	6,294,213
Polo Ralph Lauren Corp.	71,300	2,457,711	Transocean Ltd. *	83,247	4,975,673	Bristol-Myers Squibb Co.	350,000	6,443,500
Time Warner, Inc.	1,282,200	9,783,186	Weatherford Int'l. Ltd.*	750,000	8,002,500	Celgene Corp. *	82,500	3,690,225
TJX Cos., Inc.	120,700	2,687,989			98,711,117	Covidien Ltd.	125,000	3,958,750
		48,124,611	Financials 8.9%			Eli Lilly & Co.	70,400	2,068,352
Consumer Staples	11.4%		ACE Ltd.	139,300	5,085,843	Gen-Probe, Inc. *	100,000	4,057,000
Altria Group, Inc.	255,400	3,943,376	American Express Co.	240,000	2,894,400	Gilead Sciences, Inc.	150,000	6,720,000
CVS Caremark Corp.	325,000	8,365,500	Bank of America Corp.	300,000	1,185,000	Johnson & Johnson	350,000	17,500,000
HJ Heinz Co.	250,000	8,167,500	Bank of New York Mellon			Medco Health Solutions,
Kellogg Co.	150,000	5,838,000	Corp.	325,000	7,205,250	Inc. *	55,000	2,231,900
Kimberly-Clark Corp.	110,000	5,182,100	Citigroup, Inc.	400,000	600,000	Medtronic, Inc.	318,600	9,427,374
Kraft Foods, Inc.	176,742	4,026,183	Goldman Sachs Group, Inc.	60,000	5,464,800	Merck & Co., Inc.	185,000	4,477,000
PepsiCo, Inc.	388,000	18,678,320	JPMorgan Chase & Co.	367,750	8,403,087	Pfizer, Inc.	595,000	7,324,450
Philip Morris Int'l.	255,400	8,548,238	Marsh & McLennan Cos.,			Schering-Plough Corp.	343,800	5,978,682
			Inc.	250,000	4,482,500
Procter & Gamble Co.	391,475	18,857,351				St. Jude Medical, Inc.*	211,000	6,996,760
		81,606,568	MetLife, Inc.	145,000	2,676,700	Zimmer Holdings, Inc.*	142,300	4,983,346
Energy 13.8%			Morgan Stanley	250,000	4,885,000			111,675,904
			The Travelers Cos., Inc.	275,000	9,941,250	Industrials 12.9%
Apache Corp.	41,000	2,422,690	US Bancorp	443,800	6,350,778	Boeing Co.	100,000	3,144,000

The accompanying notes are an integral part of the financial statements.

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SentinelCommonStockFund

						†	Cost for federal income tax purposes is
							$757,887,372. At February 28, 2009
	Shares	Value		Shares	Value		unrealized depreciation for federal income
		(Note 2)			(Note 2)		tax purposes aggregated $61,688,262 of
							which $116,706,999 related to appreciated
Canadian National			Rogers				securities and $178,395,261 related to
Railway Co.	160,700	$ 5,197,038	Communications, Inc.	192,500	$ 4,516,050		depreciated securities.
Deere & Co.	140,000	3,848,600	Verizon			ADR	- American Depository Receipt
General Dynamics	144,800	6,345,136	Communications, Inc.	198,152	5,653,277
General Electric Co.	750,000	6,382,500			14,737,921
Honeywell Int'l.,	449,300	12,054,719	Utilities 1.8%
L-3 Communications			Entergy Corp.	100,000	6,739,000
Holdings, Inc.	60,500	4,092,825	Exelon Corp.	63,000	2,974,860
Lockheed Martin Corp.	100,000	6,311,000	NRG Energy, Inc. *	150,000	2,835,000
McDermott Int'l.,	280,300	3,304,737			12,548,860
Northrop Grumman	160,000	5,977,600	Total Common Stocks
Rockwell Automation	160,000	3,216,000	(Cost $708,705,941)		657,244,536
Tyco Int'l. Ltd.	155,850	3,124,792	Foreign Stocks & ADR's 4.4%
Union Pacific Corp.	175,000	6,566,000	Finland 0.6%
United Technologies	325,000	13,269,750	Nokia Corp. ADR	465,000	4,352,400
Waste Management,	350,000	9,450,000	Germany 1.3%
		92,284,697	SAP AG ADR	275,000	8,838,500
Information Technology 15.2%			Israel 0.9%
Accenture Ltd.	250,000	7,297,500	Teva Pharmaceutical
Activision Blizzard	600,000	6,018,000	Industries Ltd.ADR	149,400	6,660,252
Adobe Systems, Inc.	300,000	5,010,000	Mexico 0.6%
Broadcom Corp. *	250,000	4,112,500	America Movil SA de
Cisco Systems, Inc.	600,000	8,742,000	CV ADR	162,100	4,130,308
Dolby Laboratories,	150,000	4,207,500	United Kingdom 1.0%
EMC Corp. *	750,000	7,875,000	Diageo PLC ADR	150,000	6,973,500
			Total Foreign Stocks &
Intel Corp.	365,700	4,659,018	ADR's		30,954,960
Intersil Corp.	425,000	4,296,750	(Cost $41,181,817)
Int'l. Business				Principal
Machines	175,000	16,105,250		Amount
Corp.				(M=$1,000)
Juniper Networks,	225,000	3,197,250
KLA-Tencor Corp.	275,000	4,743,750	Corporate Short-Term Notes 1.1%
Mettler-Toledo	40,000	2,132,400	Chevron Funding
			0.23%, 03/12/09	5,000M	4,999,649
Microsoft Corp.	737,600	11,912,240	United Parcel Service,
Motorola, Inc.	700,000	2,464,000	0.14%, 03/04/09	3,000M	2,999,965
NetApp, Inc. *	600,000	8,064,000	Total Corporate Short- Term
Seagate Technology	330,000	1,419,000	Notes (Cost $7,999,614)		7,999,614
Texas Instruments,	450,000	6,457,500	Total Investments 97.5%
		108,713,658	(Cost $757,887,372)†		696,199,110
Materials 3.5%			Other Assets in Excess of
			Liabilities 2.5%		18,001,692
EI Du Pont de Nemours			Net Assets 100.0%		$ 714,200,802
& Co.	231,300	4,339,188
Freeport-McMoRan
Copper & Gold, Inc.	313,700	9,542,754	* Non-income producing
Praxair, Inc.	200,000	11,350,000
		25,231,942
Telecommunication Services 2.1%
AT&T, Inc.	192,200	4,568,594

The accompanying notes are an integral part of the financial statements.

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SentinelConservativeAllocationFund

Fund Profile
at February 28, 2009 (Unaudited)
Portfolio Weightings
Asset Category	Percent of NetAssets	Asset Category		Percent of Net Assets
U.S. Government Obligations	53.9%	Corporate Loans			1.9%
Common Stocks	25.2%	Limited Partnership			0.1%
Bonds	12.6%	Cash and Other			3.6%
Foreign Stocks & ADR's	2.7%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent
Description	Percent of Net	Description	Coupon	Date	of Net Assets
ExxonMobil Corp.	1.0%	FHR 2431 TE	6.50	03/15/32	6.3%
Comcast Corp.	0.6%	GNR 02-67 ZA	6.00	09/20/32	4.7%
Int'l. Business	0.6%	GNMA 699250	6.00	09/15/38	4.5%
SAP AG	0.5%	FHR 2582 TE	5.50	12/15/31	4.4%
PepsiCo, Inc.	0.5%	FGLMC C47348	7.00	01/01/30	4.0%
Waste Management, Inc.	0.5%	FHR 2395 ZG	6.00	12/15/31	3.8%
Verizon	0.5%	FHRR R003 VA	5.50	08/15/16	3.8%
Noble Energy, Inc.	0.5%	FNR 1999 32	6.00	07/25/29	3.4%
CVS Caremark Corp.	0.5%	GNR 01-56 PT	6.00	11/20/31	3.1%
Northrop Grumman Corp.	0.5%	FNMA 555800	5.50	10/01/33	2.9%
Total of Net Assets*	5.7%	Total of Net Assets*			40.9%
Average Effective Duration (for all Fixed Income Holdings) 2.8 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
Investment in Securities
at February 28, 2009 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations			Mortgage-Backed Securities:			FNMA 889855
U.S. Government Agency			30-Year:			5.5%, 11/01/33	1,896M	$ 1,951,051
Obligations	53.9%		FGLMC C47348			FNMA 909166
Federal Home Loan Mortgage			7%, 01/01/30	3,101M	$ 3,317,130	6%, 03/01/38	1,381M	1,428,126
Corporation	25.0%		Total Federal Home Loan					5,798,343
Collateralized Mortgage Obligations:			Mortgage Corporation		20,576,395	Total Federal National
FHRR R003 VA			Federal National Mortgage			Mortgage Association		11,995,764
5.5%, 08/15/16	3,002M	$ 3,142,838	Association 14.5%			Government National Mortgage
FHR 3181 BV			Collateralized Mortgage Obligations:			Corporation 14.4%
6.5%, 06/15/26	1,000M	1,064,381	FNR 06-78 BV			Collateralized Mortgage Obligations:
FHR 2582 TE			6.5%, 06/25/23	1,000M	1,061,777	GNR 01-56 PT
5.5%, 12/15/31	3,500M	3,627,476	FNR 94-31 ZC			6%, 11/20/31	2,439M	2,566,723
FHR 2395 ZG			6.5%, 02/25/24	2,171M	2,299,237	GNR 02-67 ZA
6%, 12/15/31	2,995M	3,151,420	FNR 1999 32			6%, 09/20/32	3,671M	3,856,838
FHR 2431 TE			6%, 07/25/29	2,704M	2,836,407			6,423,561
6.5%, 03/15/32	4,898M	5,206,427			6,197,421	Mortgage-Backed Securities:
FHR 2454 BK			Mortgage-Backed Securities:			30-Year:
6.5%, 05/15/32	1,000M	1,066,723	30-Year:			GNMA 691235
		17,259,265	FNMA 555800			6%, 06/15/38	1,691M	1,751,640
			5.5%, 10/01/33	2,352M	2,419,166

The accompanying notes are an integral part of the financial statements.

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SentinelConservativeAllocationFund

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

GNMA 699250			Petroplus Finance Ltd.			Utilities 0.7%
6%, 09/15/38	3,579M	$ 3,707,121	7%, 05/01/17 (d)	500M	$372,500	Texas Competitive Electric
		5,458,761	PHI, Inc.			Co. LLC
Total Government National			7.125%, 04/15/13	500M	298,750	3.9475%, 08/24/14(i)	975M	$599,625
Mortgage Corporation		11,882,322	Regency Energy Partners LP			3.9788%, 08/24/14(i)	5M	3,075
Total U.S.Government Obligations			8.375%, 12/15/13	487M	407,863	4.4513%, 08/24/14(i)	8M	4,613
(Cost $43,383,828)		44,454,481	Sappi Papier Holding AG					607,313
			6.75%, 06/15/12(d)	500M	308,221	Total Corporate Loans
Bonds 12.6%			Sonat, Inc.			(Cost $2,419,226)		1,599,750
Basic Industry 0.3%			7%, 02/01/18	510M	435,817
NewPage Corp.					3,389,921
12%, 05/01/13	500M	72,500	Services Cyclical 0.3%				Shares
Noranda Aluminum			Nexus Ltd.			Common Stocks 25.2%
Acquisition Corp.			10.5%, 03/07/12(d)(e)	500M	125,000	Consumer Discretionary 1.3%
6.595%,05/15/15(b)	500M	122,500	PetroProd Ltd.			Comcast Corp.	40,000	486,000
Ryerson, Inc.			7.3538%, 01/12/12(d)(e)(f)	500M	95,000	McDonald's Corp.	4,000	209,000
8.545%, 11/01/14(c)(d)	100M	51,500			220,000	Target Corp.	3,459	97,924
		246,500				Time Warner, Inc.	35,000	267,050
Capital Goods 2.4%			Services Non-Cyclical 1.2%					1,059,974
Esco Corp.			Bausch & Lomb, Inc.
8.625%,12/15/13(d)	500M	380,000	9.875%,11/01/15(d)	100M	91,000	Consumer Staples 3.3%
Georgia-Pacific LLC			Community Health Systems, Inc.			Altria Group, Inc.	12,500	193,000
8%, 01/15/24	500M	377,500	8.875%, 07/15/15	500M	475,625	Coca-Cola Co.	4,455	181,987
Hexcel Corp.			Universal Hospital			Colgate-Palmolive Co.	2,500	150,450
6.75%, 02/01/15	500M	440,000	Services, Inc.			CVS Caremark Corp.	15,000	386,100
L-3 Communications Corp.			8.5%, 06/01/15	500M	437,500	General Mills, Inc.	2,811	147,521
6.375%, 10/15/15	500M	475,000			1,004,125	HJ Heinz Co.	5,000	163,350
Rexnord Corp.
11.75%, 08/01/16	500M	330,000	Technology 0.4%			Kimberly-Clark Corp.	4,544	214,068
		2,002,500	General Cable Corp.			Kraft Foods, Inc.	5,000	113,900
Consumer Cyclical 0.5%			3.81%,04/01/15(g)	500M	347,500	PepsiCo, Inc.	8,500	409,190
Tenneco, Inc.			Telecommunications 0.7%			Philip Morris Int'l.,	7,500	251,025
10.25%, 07/15/13	257M	150,345	American Tower Corp.			Procter & Gamble Co.	6,000	289,020
Warnaco, Inc.			7%, 10/15/17 (d)	600M	591,000	Wal-Mart Stores, Inc.	3,928	193,415
8.875%, 06/15/13	250M	230,625	Utilities 2.1%					2,693,026
		380,970	NRG Energy, Inc.
Consumer Non-Cyclical 0.6%			7.375%, 02/01/16	1,000M	925,000	Energy 3.7%
Dole Food Co., Inc.			Tenaska Alabama Partners LP			Chevron Corp.	5,000	303,550
8.625%, 05/01/09	500M	492,500	7%, 06/30/21 (d)	89M	67,545	ConocoPhillips	7,088	264,737
Energy 4.1%			White Pine Hydro Portf. LLC			ExxonMobil Corp.	12,000	814,800
Calfrac Holdings LP			7.26%, 07/20/15(d)(e)	800M	707,655	Hess Corp.	3,000	164,070
7.75%, 02/15/15(d)	500M	272,500			1,700,200	Marathon Oil Corp.	5,000	116,350
Chesapeake Energy Corp.			Total Bonds			Noble Energy, Inc.	8,500	387,090
6.875%, 11/15/20	500M	392,500	(Cost $14,861,294)		10,375,216	Occidental Petroleum
Complete Production						Corp.	3,162	164,013
Services, Inc.			Corporate Loans 1.9%			Patterson-UTI Energy,Inc.	10,000	85,900
8%, 12/15/16	500M	340,625	Technology 1.2%			Pride Int'l., Inc. *	7,500	129,300
Connacher Oil and Gas			First Data Corp.			Schlumberger Ltd.	5,000	190,300
10.25%,12/15/15/(d)	500M	192,500	3.2515%,09/24/14(h)	1,393M	933,305	Transocean Ltd. *	4,000	239,080
El Paso Corp.			First Data Corp.			Weatherford Int'l. Ltd.*	15,000	160,050
8.05%, 10/15/30	250M	198,645	3.1594%, 12/24/14(h)	88M	59,132			3,019,240
OPTI Canada, Inc.					992,437
7.875%, 12/15/14	250M	83,750
8.25%, 12/15/14	250M	86,250

Theaccompanyingnotesareanintegralpartofthefinancialstatements.

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SentinelConservativeAllocationFund

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)

Financials 2.4%			L-3 Communications			Utilities 0.6%
ACE Ltd.	5,000	$182,550	Holdings, Inc.	1,700	$115,005	DPL, Inc.	5,500	$ 110,550
Bank of America Corp.	12,670	50,047	Lockheed Martin Corp.	4,000	252,440	Entergy Corp.	2,500	168,475
Bank of New York			McDermott Int'l.,Inc.*	10,000	117,900	FPL Group, Inc.	3,411	154,620
Mellon Corp.	7,500	166,275	Northrop Grumman Corp.	10,000	373,600	Mirant Corp. *	5,464	66,825
Citigroup, Inc.	12,500	18,750	Rockwell Automation,Inc.	5,000	100,500			500,470
Franklin Resources,	1,800	82,440	Tyco Int'l. Ltd.	7,500	150,375	Total Common Stocks
Goldman Sachs Group,Inc.	2,500	227,700	Union Pacific Corp.	4,000	150,080	(Cost $29,275,633)		20,747,654
JPMorgan Chase & Co.	12,000	274,200	United Technologies	7,500	306,225	Foreign Stocks & ADR's 2.7%
Marsh & McLennan			Waste Management, Inc.	15,000	405,000	Finland 0.2%
Cos., Inc.	7,000	125,510			3,211,320	Nokia Corp. ADR	15,000	140,400
MetLife, Inc.	10,000	184,600	Information Technology 3.7%			France 0.4%
Moody's Corp.	4,700	84,365	Accenture Ltd.	7,000	204,330	Total SA ADR	7,000	330,400
PNC Financial			Activision Blizzard, Inc.*	17,500	175,525	Germany 0.5%
Services Group, Inc.	5,006	136,864	Adobe Systems, Inc. *	5,000	83,500	SAP AG ADR	13,800	443,532
The Travelers Cos.,	7,409	267,835	Altera Corp.	4,994	76,558	Israel 0.2%
US Bancorp	8,500	121,635	ANSYS, Inc. *	10,000	201,700	Teva Pharmaceutical
Wells Fargo & Co.	8,032	97,187	EMC Corp. *	22,500	236,250	Industries Ltd. ADR	4,000	178,320
		2,019,958	Fiserv, Inc. *	4,600	150,052	Mexico 0.2%
Health Care 4.4%			Harris Corp.	5,000	186,400	America Movil SA de CV
Abbott Laboratories	5,000	236,700	Intel Corp.	4,600	58,604	ADR	7,500	191,100
Aetna, Inc.	6,000	143,220	Intersil Corp.	14,500	146,595	Switzerland 0.5%
Amgen, Inc. *	5,000	244,650	Int'l. Business			Nestle SA (j)	5,000	163,452
Baxter Int'l., Inc.	2,588	131,755	Machines Corp.	5,000	460,150	Novartis AG ADR	6,500	235,625
Becton Dickinson & Co.	3,000	185,670	JuniperCorp. Networks,Inc.*	10,000	142,100			399,077
Bristol-Myers Squibb Co.	14,000	257,740	Mettler-Toledo Intl'l Inc.*	2,500	133,275	United Kingdom 0.7%
Cigna Corp.	7,500	118,200	Microchip Technology, Inc.	8,500	159,545	BP PLC ADR	3,991	153,095
Covidien Ltd.	5,000	158,350	Microsoft Corp.	11,500	185,725	Diageo PLC (j)	7,500	86,485
Eli Lilly & Co.	5,200	152,776	Motorola, Inc.	30,000	105,600	Diageo PLC ADR	4,000	185,960
Gen-Probe, Inc. *	6,000	243,420	NetApp, Inc. *	10,000	134,400	GlaxoSmithKline PLC ADR	5,200	156,676
Gilead Sciences, Inc.	5,000	224,000	Seagate Technology	8,500	36,550			582,216
Johnson & Johnson	5,000	250,000	Texas Instruments, Inc.	15,000	215,250	Total Foreign Stocks & ADR’s
Medtronic, Inc.	7,000	207,130			3,092,109	(Cost $3,157,079)		2,265,045
Merck & Co., Inc.	10,000	242,000	Materials 1.0%			Limited Partnerships 0.1%
Pfizer, Inc.	20,000	246,200	EI Du Pont de Nemours &			Energy 0.1%
Schering-Plough Corp.	15,000	260,850	Co.	7,000	131,320	Williams Partners LP * (k)
St. Jude Medical, Inc.*	4,500	149,220	Freeport-McMoRan			(Cost $121,602)	4,000	43,800
Zimmer Holdings, Inc.*	4,000	140,080	Inc. Copper & Gold, Inc.	5,000	152,100
		3,591,961	Packaging Corp. of
Industrials 3.9%			America	12,500	132,375
Boeing Co.	7,000	220,080	Praxair, Inc.	5,000	283,750
Canadian National			Weyerhaeuser Co.	4,308	104,081
Railway Co.	7,000	226,380			803,626
Deere & Co.	6,500	178,685	Telecommunication Services 0.9%
General Dynamics Corp.	5,000	219,100	AT&T, Inc.	15,000	356,550
General Electric Co.	15,000	127,650	Verizon Communications, Inc.	14,000	399,420
Honeywell Int'l.,	10,000	268,300			755,970

Theaccompanyingnotesareanintegralpartofthefinancialstatements.

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Sentinel Conservative Allocation Fund

			(h)	The First Data Corp. is a variable rate
	Principal			security for which the borrower may set
	Amount	Value		the rate at a method tied to the London
	(M=$1,000)	(Note 2)		interbank offer rate. It carries a call
Corporate Short-Term Notes 1.6%				option and a first priority lien on the
United Parcel Service,				assets of the borrower and subsidiary
0.23%, 03/02/09				guarantors. The rate included here is
(Cost $1,299,992)	1,300M	$1,299,992		the rate as of February 28, 2009

Total Investments 98.0%			(i)	The Texas Competitive Electric Holdings
	(Cost $94,518,654)†	80,785,938		Co. LLC is a variable rate security for
which the borrower may set the rate at a
Other Assets in				method tied to the London interbank
Excess of		1,688,507		offer rate. It carries a call option and a
	Liabilities 2.0%			first priority lien on the assets of the
Net Assets 100.0%		$ 82,474,445		borrower and subsidiary guarantors.
The rate included here is the rate as of
*	Non-income producing			February 28, 2009.

†		Cost for federal income tax purposes is	(j)	Fair Valued
$94,518,654. At February 28, 2009
		unrealized depreciation for federal income	(k)	Return of Capital paid during the fiscal
		tax purposes aggregated $13,732,716 of		period
which $1,521,802 related to appreciated
		securities and $15,254,518 related to	ADR	- American Depository Receipt
depreciated securities.

(b)		Noranda Aluminium Acquisition Corp.
has a variable interest rate that floats
Semi-annually on 15th of May and
November. The interest rate is based
on the 6-month Libor rate plus 4.00%

(c) Ryerson, Inc. has a variable interest rate
that floats quarterly on the 1st of
February, May, Auqust and November.
The interest rate is based on the 3-month
Libor rate plus 7.375%

(d) Security exempt from registration under
Rule 144A of the Securities Act of 1933,
as amended. These securities may be
resold in transactions exempt from
registrations, normally to qualified
institutional buyers. At February 28,
2009, the market value of rule 144A
securities amounted to $3,254,421 or
3.95% of net assets.

(e) Illiquid securities. These bonds
represent private placement
investments that Sentinel Mutual funds
have made. At February 28, 2009, the
market value of the private placement
securities amounted to $927,655 or 1.1%
of net assets.

(f) PetroProd, Inc. has a variable interest
rate that floats quarterly on the 12th day
of April, July, October and January. The
interest rate is based on the 3-month
Libor rate plus 6.00%

(g) General Cable Corp. has a variable
interest rate that floats quarterly on the
1st of January, April, July, October. The
interest rate is based on the 3-month
Libor rate plus 2.375%

The accompanying notes are an integral part of the financial statements.

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Sentinel Georgia Municipal Bond Fund

Fund Profile
at February 28, 2009 (Unaudited)

Top 10 Holdings*

		Maturity	Percentof			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets

State of Georgia	6.25%	08/01/13	7.8%
Georgia State Road & Tollway	5.00%	06/01/18	7.3%	County of Forsyth GA	5.00%	03/01/22	3.8%
State of Georgia	5.25%	10/01/15	5.8%	Chatham County School	5.25%	08/01/14	3.8%
Clayton County Water & Sewer	5.25%	05/01/15	5.6%	Henry County Water &	5.125%	02/01/19	3.7%
Cherokee County, GA	5.25%	08/01/16	4.4%	Jackson County School	5.00%	03/01/16	3.7%
De Kalb County, GA	5.00%	12/01/15	3.8%	Total of Net Assets			49.7%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
Investment in Securities
at February 28, 2009 (Unaudited)

Principal			Principal
Amount		Value	Amount		Value	Shares		Value
(M=$1,000)		(Note 2)	(M=$1,000)		(Note 2)			(Note 2)

Bonds 97.3%			Henry County Water &			Institutional Funds 1.3%
Georgia 97.3%			Sewerage Auth.			Blackrock Provident
Berrien County School			5.125%, 02/01/19	1,045M	$ 1,130,345	Institutional Funds
5%, 04/01/18	605M	$702,054	Jackson County School			Municipal Money Market
Bulloch County Development			District, GA			Fund
Auth.			5%, 03/01/16	1,000M	1,112,410	(Cost $400,000)	400,000	$ 400,000
5%, 08/01/16	500M	531,490	5%, 03/01/21	500M	527,495	Total Investments 98.6%
Chatham County School			Jackson County Water &			(Cost $28,617,768)†		29,786,194
District			Sewer Auth.
5.25%, 08/01/14	1,000M	1,145,360	5.25%, 09/01/20	500M	521,040	Other Assets in Excess of
Cherokee County, GA			Newton County School			Liabilities 1.4%		414,818
5.25%, 08/01/16	1,200M	1,326,672	District, GA
Clayton County Water &			5%, 02/01/15	1,000M	1,098,840	Net Assets 100.0%		$ 30,201,012
Sewer Auth.			Paulding County School
5.25%, 05/01/15	1,500M	1,680,705	District, GA
Cobb County & Marietta			5%, 02/01/21	1,000M	1,085,210	† Cost for federal income tax purposes is
Water Auth.			Paulding County, GA			$28,617,768. At February 28, 2009
5.125%, 11/01/19	1,000M	1,085,540	5%, 02/01/21	1,000M	1,084,120	unrealizedappreciation for federal income
Cobb County Hospital Auth.			Private Colleges &			tax purposes aggregated $1,168,426 of
5.25%, 04/01/15	700M	765,534	Universities Auth.			which $1,249,315 related to appreciated
Cobb County, GA			4.75%, 10/01/11	300M	288,336	securities and $80,889 related to
5%, 01/01/13	500M	558,870	5%, 09/01/13	500M	561,385	depreciated securities.
Cobb-Marietta Coliseum &			State of Georgia
Exhibit Hall			2%, 04/01/26	1,000M	691,000
5%, 01/01/15	1,000M	1,106,220	5%, 07/01/14	530M	564,312
County of Forsyth GA			5.25%, 10/01/15	1,500M	1,754,595
5%, 03/01/22	1,045M	1,153,931	6.25%, 08/01/13	2,000M	2,368,980
County of Gilmer, GA					29,386,194
5%, 04/01/20	1,000M	1,057,080
De Kalb County, GA
5%, 12/01/15	1,000M	1,158,890
Forsyth County School District
5%, 02/01/24	1,000M	1,044,100
Fulton Dekalb Hospital Auth.
5%, 01/01/13	1,000M	1,069,480
Georgia State Road &
Tollway Auth.
5%, 06/01/18	2,000M	2,212,200

The accompanying notes are an integral part of the financial statements.

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SentinelGovernmentMoneyMarketFund

Investment in Securities
at February 28, 2009 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations99.9%			Federal Home Loan Bank			Fannie Mae Discount
Federal Home Loan Bank 58.15			Discount Notes			0.25%, 04/01/09	300M	$ 299,936
Agency Discount Notes:			0.31%, 05/05/09	1,800M	$ 1,798,993	Fannie Mae Discount
Federal Home Loan Bank			Federal Home Loan Bank			0.31%, 04/01/09	1,000M	999,733
Discount Notes			Discount Notes			Fannie Mae Discount
0.11%, 03/03/09	3,000M	$ 2,999,982	0.35%, 05/05/09	3,500M	3,497,788	0.25%, 04/02/09	1,500M	1,499,667
Federal Home Loan Bank			Federal Home Loan Bank			Fannie Mae Discount
Discount Notes			Discount Notes			0.3%, 04/15/09	4,950M	4,948,144
0.08%, 03/12/09	2,000M	1,999,951	0.31%, 05/11/09	3,200M	3,198,044	Fannie Mae Discount
Federal Home Loan Bank			Federal Home Loan Bank			0.35%, 05/27/09	2,000M	1,998,308
Discount Notes			Discount Notes			Total Federal National
0.3%, 03/16/09	800M	799,900	0.35%, 05/13/09	1,000M	999,290	Mortgage Association		23,867,096
Federal Home Loan Bank			Total Federal Home Loan
Discount Notes			Bank		63,280,567	Total U.S. Government Obligations
0.19%, 03/17/09	2,000M	1,999,831	Federal Home Loan Mortgage			(Cost $108,887,441)		108,887,441
Federal Home Loan Bank			Corporation 19.9%
Discount Notes			Agency Discount Notes:
0.29%, 03/23/09	1,574M	1,573,721	Freddie Mac Discount				Shares
Federal Home Loan Bank			0.23%, 03/06/09	1,000M	999,968	Money Market Funds 0.2%
Discount Notes			Freddie Mac Discount			Dreyfus Treasury Prime
0.25%, 03/25/09	6,000M	5,999,000				Cash Management
Federal Home Loan Bank			0.25%, 03/13/09	3,400M	3,399,717	(Cost $250,000)	250,000	250,000
Discount Notes			Freddie Mac Discount
0.2%, 03/26/09	1,680M	1,679,767	0.4%, 03/17/09	150M	149,973	Total Investments 100.1%
Federal Home Loan Bank			Freddie Mac Discount			(Cost $109,137,441)†		109,137,441
Discount Notes			0.55%, 03/18/09	1,000M	999,740	Excess of Liabilities Over
0.12%, 04/01/09	2,200M	2,199,773	Freddie Mac Discount			Other Assets (0.1)%		(153,339)
Federal Home Loan Bank			0.21%, 03/23/09	1,400M	1,399,821	Net Assets 100.0%		$ 108,984,102
Discount Notes			FreddieMac Discount
0.27%, 04/13/09	5,000M	4,998,387	0.1%, 03/30/09	3,000M	2,999,758	† Also cost for federal income tax purposes.
Federal Home Loan Bank			Freddie Mac Discount
Discount Notes			0.3%, 04/02/09	1,920M	1,919,488
0.33%, 04/13/09	2,500M	2,499,015	Freddie Mac Discount
Federal Home Loan Bank			0.25%, 04/08/09	5,100M	5,098,654
Discount Notes			Freddie Mac Discount
0.3%, 04/16/09	6,000M	5,997,700	0.25%, 04/15/09	575M	574,820
Federal Home Loan Bank			Freddie Mac Discount
Discount Notes			0.378%, 04/22/09	2,200M	2,198,799
0.35%, 04/17/09	3,250M	3,248,515	Freddie Mac Discount
Federal Home Loan Bank			0.32%, 04/24/09	2,000M	1,999,040
Discount Notes			Total Federal Home Loan
0.34%, 04/20/09	2,500M	2,498,819	Mortgage Corporation		21,739,778
Federal Home Loan Bank
Discount Notes			Federal National Mortgage
0.26%, 04/21/09	5,000M	4,998,158	Association 21.9%
Federal Home Loan Bank			Agency Discount Notes:
Discount Notes			Fannie Mae Discount
0.38%, 04/28/09	5,000M	4,996,939	0.08%, 03/09/09	3,200M	3,199,943
Federal Home Loan Bank			Fannie Mae Discount
Discount Notes			0.27%, 03/10/09	500M	499,966
0.32%, 04/29/09	2,000M	1,998,951	Fannie Mae Discount
Federal Home Loan Bank			0.2%, 03/16/09	550M	549,954
Discount Notes			Fannie Mae Discount
0.35%, 05/01/09	3,300M	3,298,043	0.72%, 03/19/09	9,875M	9,871,445

The accompanying notes are an integral part of the financial statements.

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Sentinel Government Securities Fund

Fund Profile
at February 28, 2009 (Unaudited)

Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			8.2%	4 yrs. to 5.99 yrs.			4.0%
1 yr. to 2.99 yrs.			64.0%
3 yrs. to 3.99 yrs.			23.9%
Average Effective Duration (for all Fixed Income Holdings) 2.6 years**

Top 10 Holdings*

		Maturity Percent of				Maturity Percent of
Description	Coupon	Date Net Assets		Description	Coupon	Date Net Assets
FNMA 555800	5.50%	10/01/33	6.3%
FNR 01-31 ZA	6.00%	07/25/31	5.2%	FHR 2582 TE	5.50%	12/15/31	3.2%
GNR 02-67 ZA	6.00%	09/20/32	4.1%	GNR 2001-62 KZ	6.50%	12/16/31	2.8%
FHR 2427 GE	6.00%	03/15/32	3.9%	FHR 2448 ZQ	6.00%	05/15/32	2.7%
VENDE 93-1 ZB	7.25%	02/15/23	3.9%	FNMA 891384	5.50%	04/01/34	2.6%
FNMA 725027	5.00%	11/01/33	3.4%	Total of Net Assets			38.1%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
Investment in Securities
at February 28, 2009 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 98.9%			FHR 2173 Z			FHLMC 360017
U.S. Government Agency			6.5%, 07/15/29	11,011M $	11,662,519	11%, 11/01/17	844 $	971
Obligations 98.9%			FHR 2274 ZM			FGLMC C69366
Federal Home Loan Mortgage			6.5%, 01/15/31	8,881M	9,437,810	6%, 07/01/32	251M	261,551
Corporation 42.3%			FHR 01-42 OE			FGLMC C69369
Collateralized Mortgage Obligations:			6.5%, 09/25/31	12,398M	13,202,699	6%, 07/01/32	762M	793,853
			FHR 2582 TE			FHLMC G01776
FHR 3199 VH			5.5%, 12/15/31	18,000M	18,655,591	6%, 10/01/34	7,291M	7,597,335
6.35%, 05/15/23	9,121M $	9,813,558	FHR 2427 GE			FGLMC A54676
FHR 3181 BV			6%, 03/15/32	21,545M	22,889,448	6%, 12/01/35	2,133M	2,212,443
6.5%, 06/15/26	4,000M	4,257,525	FHR 2448 ZQ			FGLMC A60337
FHR 2052 PE			6%, 05/15/32	14,978M	15,738,337	6%, 05/01/37	1,513M	1,568,695
6.5%, 04/15/28	14,115M	14,941,468	FHR 2454 BK			FGLMC C02886
FHR 2105 PE			6.5%, 05/15/32	11,000M	11,733,956	6%, 06/01/37	3,140M	3,254,679
6%, 12/15/28	14,121M	14,855,464	FHR 2489 PE			FHLMC A64971
FHR 2103 PS			6%, 08/15/32	12,552M	13,098,276	5.5%, 08/01/37	89M	91,648
6.5%, 12/15/28	5,285M	5,596,445			212,616,485	FGLMC A66377
FHR 2121 PH			Mortgage-Backed Securities:			6%, 09/01/37	2,750M	2,851,797
6.5%, 02/15/29	12,093M	12,843,190	30-Year:			FGLMC A66378
FHR 2136 PG			FHLMC 252153			6%, 09/01/37	1,968M	2,046,236
6%, 03/15/29	9,687M	10,178,817	11%, 11/01/09	162	169	FGLMC C03095
FHR 2132 QE			FHLMC 170141			6%, 11/01/37	2,621M	2,716,926
6.5%, 03/15/29	9,777M	10,392,390	11%, 09/01/15	746	853	FGLMC C03144
FHR 2164 QH			FHLMC 170147			6%, 12/01/37	5,185M	5,374,302
6%, 06/15/29	12,655M	13,318,992				FGLMC A72151
			11%, 11/01/15	1M	1,557	6%, 01/01/38	1,097M	1,137,173

The accompanying notes are an integral part of the financial statements.

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Sentinel Government Securities Fund

	Principal			Principal				Principal
	Amount	Value		Amount	Value			Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)			(M=$1,000)	(Note 2)

FGLMC C03153			FNMA 730856				25-Year:
6%, 01/01/38	4,552M $	4,718,337	5%, 08/01/33	10,495M $	10,719,879		GNMA 608728
		34,628,525	FNMA 555800				6.5%, 11/15/25	469M $	492,596
Total Federal Home Loan			5.5%, 10/01/33	36,061M	37,093,887		30-Year:
Mortgage Corporation		247,245,010	FNMA 738887				GNMA 506805
			5.5%, 10/01/33	1,008M	1,037,154		6.5%, 06/15/29	290M	304,013
Federal National Mortgage			FNMA 725027				GNMA 606242
Association 43.0%			5%, 11/01/33	19,473M	19,889,002		6%, 04/15/34	1,070M	1,111,006
Collateralized Mortgage Obligations:			FNMA 747726						1,415,019
FNGT 02-T3 B			5%, 11/01/33	3,676M	3,754,266		Total Government National
5.763%, 12/25/11	200M	214,672	FNMA 889855				Mortgage Corporation		79,784,189
			5.5%, 11/01/33	9,194M	9,462,597
FHRR R003 VA			FNMA 748895				Total U.S. Government
5.5%, 08/15/16	7,881M	8,249,950	6%, 12/01/33	791M	817,748		Obligations
FNR 06-63 VH							(Cost $566,272,380)		578,724,309
6.5%, 03/25/23	10,283M	10,926,319	FNMA 725314
FNR 93-56 PZ			5%, 04/01/34	5,668M	5,789,295		Corporate Short-Term Notes 0.7%
7%, 05/25/23	12,285M	13,134,107	FNMA 891384				Chevron Funding
FNR 06-78 BV			5.5%, 04/01/34	14,890M	15,316,360		0.18%, 03/03/09
6.5%, 06/25/23	5,714M	6,066,993	FNMA 745292				(Cost $3,899,961)	3,900M	3,899,961
FNR 06-66 NV			5.5%, 05/01/35	10,611M	10,914,619		Total Investments 99.6%
6.5%, 02/25/24	11,000M	11,829,686	FNMA 745755				(Cost $570,172,341)†		582,624,270
FNR 06-88 BV			5%, 12/01/35	12,054M	12,300,580		Other Assets in Excess of
6.5%, 11/25/25	10,000M	10,768,291	FNMA 849999				Liabilities 0.4%
FNR 01-31 ZA			5%, 01/01/36	6,263M	6,390,644				2,465,016
6%, 07/25/31	28,973M	30,470,550	FNMA 881279				Net Assets 100.0%		$ 585,089,286
FNR 05-87 AH			5%, 11/01/36	3,109M	3,167,952
5.5%, 11/25/31	11,307M	11,724,861	FNMA 952835
		103,385,429	5.869%, 09/01/37	526M	545,983	†	Cost for federal income tax purposes is
			FNMA 909176				$570,172,341. At February 28, 2009
Mortgage-Backed Securities:			6%, 04/01/38	5,877M	6,077,344		unrealized appreciation for federal income
10-Year:					147,284,141		tax purposes aggregated $12,451,929 of
							which $13,386,175 related to appreciated
FNMA 556247			Total Federal National				securities and $934,246 related to
7%, 10/01/10	28M	28,291	Mortgage Association		251,695,110		depreciated securities.
15-Year:			Government National Mortgage
FNMA 346879			Corporation 13.6%
7%, 05/01/11	19M	20,062	Collateralized Mortgage Obligations:
20-Year:
FNMA 252206			VENDE 93-1 ZB
6%, 01/01/19	37M	37,956	7.25%, 02/15/23	21,293M	22,782,877
FNMA 573745			GNR 1999 16 Z
6.5%, 08/01/20	96M	101,601	6.5%, 05/16/29	6,384M	6,774,249
FNMA 758564			GNR 01-56 PT
6%, 09/01/24	788M	816,941	6%, 11/20/31	7,415M	7,802,840
		956,498	GNR 2001-62 KZ
25-Year:			6.5%, 12/16/31	15,444M	16,404,666
			GNR 02-67 ZA
FNMA 251808			6%, 09/20/32	22,627M	23,775,154
10%, 04/01/18	18M	20,689
30-Year:					77,539,786
FNMA 002109			Mortgage-Backed Securities:
9.25%, 10/01/09	2M	2,045	15-Year:
FNMA 426830			GNMA II 3197
8%, 11/01/24	27M	28,849	7%, 02/20/17	29M	30,161
FNMA 682078			20-Year:
5.5%, 11/01/32	3,863M	3,975,937	GNMA 623177
			6.5%, 08/15/23	293M	306,627

The accompanying notes are an integral part of the financial statements.

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Sentinel Growth Leaders Fund

Fund Profile
at February 28, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Materials	23.5%	Energy	5.9%
Consumer Staples	12.5%	Consumer Discretionary	3.6%
Health Care	11.3%	Telecommunication Services	3.6%
Industrials	8.8%	Financials	3.2%
Information Technology	7.8%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
SPDR Gold Trust	4.6%	AT&T, Inc.	3.6%
Potash Corp. of Saskatchewan, Inc.	4.1%	Genentech, Inc.	3.5%
Praxair, Inc.	4.0%	Monsanto Co.	3.4%
Int'l. Business Machines Corp.	3.8%	Colgate-Palmolive Co.	3.4%
Gilead Sciences, Inc.	3.7%	Total of Net Assets	37.7%
McDonald's Corp.	3.6%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at February 28, 2009 (Unaudited)

Shares		Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Common Stocks 74.3%			General Electric Co.	30,000 $	255,300	Foreign Stocks & ADR's 5.9%
Consumer Discretionary 3.6%			Jacobs Engineering			Australia 2.7%
McDonald's Corp.	17,000 $	888,250	Group, Inc. *	8,000	269,920	BHP Billiton Ltd. ADR	18,000 $	655,560
Consumer Staples 11.6%			Kansas City Southern *	13,000	229,970	Mexico 0.9%
Bunge Ltd.	16,600	778,208			2,143,732	Wal-Mart de Mexico SAB
Colgate-Palmolive Co.	13,800	830,484	Information Technology 7.8%			de CV ADR	11,334	210,869
JM Smucker Co.	20,000	742,400	ANSYS, Inc. *	20,000	403,400	Switzerland 2.3%
PepsiCo, Inc.	10,000	481,400	Autodesk, Inc. *	21,000	266,490	Roche Holding AG ADR	20,000	561,400
		2,832,492	Cisco Systems, Inc. *	21,000	305,970	Total Foreign Stocks &
Energy 5.9%			Int'l. Business Machines			ADR's (Cost $2,049,729)		1,427,829
Peabody Energy Corp.	27,200	643,824	Corp.	10,000	920,300		Principal
Schlumberger Ltd.	17,000	647,020			1,896,160		Amount
Weatherford Int'l. Ltd. *	15,000	160,050	Materials 20.8%				(M=$1,000)
		1,450,894	Commercial Metals Co.	50,500	515,605	Corporate Short-Term Notes 14.3%
			Monsanto Co.	11,000	838,970	Chevron Corp.
Financials 3.2%						0.4%, 03/19/09	1,300M	1,299,740
BlackRock, Inc.	8,000	774,480	Nucor Corp.	18,600	625,890
			Potash Corp. of			Nestle Cap Corp.
Health Care 9.0%						0.15%, 03/09/09	1,000M	999,967
			Saskatchewan, Inc.	12,000	1,007,640
Genentech, Inc. *	10,000	855,500
			Praxair, Inc.	17,000	964,750
Gilead Sciences, Inc. *	20,000	896,000
			SPDR Gold Trust *	12,000	1,111,560
Medtronic, Inc.	15,000	443,850			5,064,415
		2,195,350	Telecommunication Services 3.6%
Industrials 8.8%			AT&T, Inc.	37,000	879,490
Donaldson Co., Inc.	26,200	639,542	Total Common Stocks
Emerson Electric Co.	28,000	749,000	(Cost $24,420,861)		18,125,263

The accompanying notes are an integral part of the financial statements.

lllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllll

Sentinel Growth Leaders Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Procter & Gamble
0.28%, 03/23/09	1,200M $	1,199,794
Total Corporate Short-Term
Notes (Cost $3,499,501)		3,499,501
Total Investments 94.5%
(Cost $29,970,091)†		23,052,593
Other Assets in Excess of
Liabilities 5.5%		1,353,223
Net Assets 100.0%		$ 24,405,816

*	Non-income producing
†	Cost for federal income tax purposes is $29,970,091. At February 28, 2009 unrealized depreciation for federal income tax purposes aggregated $6,917,498 of which $397,971 related to appreciated securities and $7,315,469 related to depreciated securities.

ADR - American Depository Receipt SPDR - Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

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Sentinel International Equity Fund

Fund Profile
at February 28, 2009 (Unaudited)

Sector Weightings
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Financials	13.4%	Materials	8.9%
Consumer Staples	13.2%	Telecommunication Services	8.7%
Industrials	12.6%	Health Care	8.5%
Information Technology	10.1%	Energy	7.7%
Consumer Discretionary	9.3%	Utilities	3.8%

Top Geographical Weightings
Country	Percent of Net Assets	Country	Percent of Net Assets
Japan	17.7%	China	4.7%
United Kingdom	14.5%	Spain	4.6%
Switzerland	10.8%	Hong Kong	4.2%
Germany	10.1%	Finland	3.0%
France	8.3%	Singapore	2.7%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Nestle SA	3.6%	Singapore Technologies Engineering Ltd.	2.0%
Fresenius SE	3.0%	Total SA	2.0%
Uni-Charm Corp.	2.3%	BG Group PLC	1.9%
Telefonica SA	2.2%	BP PLC	1.9%
Vodafone Group PLC	2.2%	Total of Net Assets	23.2%
Jupiter Telecommunications Co Ltd.	2.1%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at February 28, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Foreign Stocks & ADR’s 96.2%			Want Want China Holdings			Lafarge SA (b)	18,250 $	781,951
Australia 0.8%			Ltd. (b)	3,000,000 $	1,175,096	Total SA ADR	45,000	2,124,000
Sims Group Ltd. (b)	78,000 $	844,558			5,115,995			9,068,186
Brazil 1.1%			Denmark 1.6%			Germany 10.1%
Companhia Vale do Rio			Novo Nordisk A/S ADR	35,000	1,694,700	Allianz SE ADR	137,000	906,940
Doce ADR	91,000	1,172,990	Finland 3.0%			Bayer AG (b)	30,000	1,443,138
Canada 2.5%			Fortum Oyj (b)	90,000	1,545,727	Deutsche Boerse AG (b)	12,000	548,927
EnCana Corp.	39,500	1,555,115	Nokia Corp. ADR	71,000	664,560	Fresenius SE (b)	73,000	3,299,796
Potash Corp. of			Nokia Oyj (b)	110,000	1,030,741	MAN AG (b)	18,000	724,532
Saskatchewan, Inc.	14,000	1,175,580			3,241,028	RWE AG (b)	22,000	1,399,279
		2,730,695	France 8.3%			SAP AG (b)	22,000	706,743
China 4.7%			Air Liquide (b)	22,220	1,621,448	SGL Carbon SE * (b)	31,000	684,167
China Life Insurance Co			AXA SA (b)	80,000	729,223	Siemens AG (b)	25,000	1,262,884
Ltd. (b)	550,000	1,521,346						10,976,406
China Mobile Ltd. ADR	40,000	1,734,000	BNP Paribas (b)	21,000	680,090
Tencent Holdings Ltd. (b)	120,000	685,553	Bouygues SA (b)	22,500	640,076	Hong Kong 4.2%
			Electricite de France (b)	30,000	1,162,621	Cheung Kong Holdings
			Groupe Danone (b)	28,000	1,328,777	Ltd. (b)	200,000	1,620,219

The accompanying notes are an integral part of the financial statements.

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Sentinel International Equity Fund

						†	Cost for federal income tax purposes is
		Value			Value		$165,009,689. At February 28, 2009
Shares		(Note 2)	Shares		(Note 2)		unrealized depreciation for federal income
							tax purposes aggregated $57,707,690 of
HSBC Holdings PLC (b)	121,700 $	865,298	Telefonica SA ADR	43,000 $	2,389,080		which $2,966,845 related to appreciated
Li & Fung Ltd. (b)	700,000	1,516,887			4,957,005		securities and $60,674,535 related to
							depreciated securities.
Shun TAK Holdings Ltd. (b) 1,850,000		587,166	Switzerland 10.8%
		4,589,570	ABB Ltd. (b)	100,000	1,207,126 (b)		Fair Valued
							ADR- American Depository Receipt
India 1.9%			Credit Suisse Group (b)	40,000	973,437
Bharti Airtel Ltd. * (b)	105,000	1,291,392	Julius Baer Holding AG (b)	34,000	783,695
ICICI Bank Ltd. ADR	67,000	834,820	Nestle SA (b)	120,000	3,922,856
		2,126,212	Novartis AG	45,000	1,641,749
Israel 1.5%			Roche Holding AG (b)	16,500	1,873,040
Nice Systems Ltd. ADR *	80,000	1,688,000	Swatch Group AG (b)	12,000	1,334,825
Italy 0.6%					11,736,728
Saipem SpA (b)	45,000	695,236	Taiwan 2.3%
Japan 17.7%			Chunghwa Telecom Co
Canon, Inc. (b)	50,000	1,261,854	Ltd. ADR	108,865	1,671,078
East Japan Railway Co. (b)	31,000	1,856,518	HON HAI Precision
Jupiter			Industry Co Ltd. (b)	443,900	871,972
Telecommunications Co. Ltd. (b)	2,900	2,298,396			2,543,050
			United Kingdom 14.5%
Komatsu Ltd. (b)	145,000	1,484,611	Anglo American PLC (b)	70,000	987,404
Mitsubishi Corp. (b)	92,000	1,144,616	BAE Systems PLC (b)	370,000	1,953,406
Mitsui Fudosan Co Ltd. (b)	100,000	1,004,592	BG Group PLC (b)	148,000	2,115,571
Nidec Corp. (b)	30,000	1,240,572	BP PLC (b)	325,000	2,070,510
Nintendo Co Ltd. (b)	4,700	1,341,848	Diageo PLC (b)	119,300	1,375,682
Nomura Holdings, Inc. (b)	50,000	206,588	Johnson Matthey PLC (b)	67,000	930,378
Shiseido Co Ltd. (b)	70,000	1,030,870	Standard Chartered PLC (b)	146,263	1,378,424
Sumitomo Mitsui Financial			Tesco PLC (b)	240,000	1,138,178
Group, Inc. (b)	45,500	1,442,408	Vodafone Group PLC (b) 1,337,152		2,369,267
Terumo Corp. (b)	25,000	766,154	WPP PLC (b)	280,000	1,452,667
Toyota Motor Corp. (b)	52,000	1,665,542			15,771,487
Uni-Charm Corp. (b)	39,000	2,547,885	Total Foreign Stocks & ADR’s
		19,292,454	(Cost $162,509,706)		104,802,016
Netherlands 1.1%			Principal
Unilever NV * (b)	61,000	1,168,836	Amount
Norway 0.9%			(M=$1,000)
Renewable Energy Corp			Corporate Short-Term Notes 2.3%
AS * (b)	140,000	950,203	Abbott Labs
Singapore 2.7%			0.25%, 03/02/09
			(Cost $2,499,983)	2,500M	2,499,983
Singapore Technologies			Total Investments 98.5%
Engineering Ltd. (b)	1,500,000	2,215,810	(Cost $165,009,689)†		107,301,999

Wilmar Int'l. Ltd (b)	375,000	685,026	Other Assets in Excess of
		2,900,836	Liabilities 1.5%		1,613,085
South Korea 1.4%
Samsung Electronics Co			Net Assets 100.0%		$ 108,915,084
Ltd. (b)	5,000	1,537,841
Spain 4.5%			* Non-income producing
Banco Santander SA ADR	115,000	692,300
Inditex SA (b)	50,000	1,875,625

		The accompanying notes are an integral part of the financial statements.

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Sentinel Mid Cap Growth Fund

Fund Profile
at February 28, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.3%	Energy	9.1%
Health Care	15.6%	Consumer Staples	7.0%
Industrials	14.2%	Materials	3.2%
Consumer Discretionary	12.6%	Telecommunication Services	2.1%
Financials	12.1%	Utilities	1.6%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Stericycle, Inc.	2.2%	ITC Holdings Corp.	1.5%
Activision Blizzard, Inc.	1.8%	Nice Systems Ltd.	1.5%
Life Technologies Corp.	1.8%	MetroPCS Communications, Inc.	1.5%
McCormick & Co., Inc.	1.7%	Burger King Holdings, Inc.	1.5%
Waste Connections, Inc.	1.6%	Total of Net Assets	16.7%
VF Corp.	1.6%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at February 28, 2009 (Unaudited)

Shares		Value	Shares		Value	Shares		Value
		(Note 2)			(Note 2)			(Note 2)
Common Stocks 93.1%			HJ Heinz Co.	20,700	$676,269
Consumer Discretionary 12.6%			McCormick & Co., Inc.	36,000	1,128,600	HCC Insurance Holdings, Inc.	33,200	$ 728,740
Bed Bath & Beyond, Inc. *	18,400	$391,920			4,686,701	Home Properties, Inc. (b)(c)	10,000	265,400
Burger King Holdings, Inc.	46,000	988,540	Energy 9.1%			Invesco Ltd.	56,200	642,366
Coach, Inc. *	38,500	538,230	Cameron Int'l. Corp. *	31,600	609,248	Investment Technology
Darden Restaurants, Inc.	32,500	882,050	Consol Energy, Inc.	21,500	585,875	Group, Inc. *	8,600	167,442
GameStop Corp. *	35,500	955,660	Core Laboratories NV	8,100	610,740	Northern Trust Corp.	6,800	377,740
Gildan Activewear, Inc. *	43,500	321,900	IHS, Inc. *	22,700	924,571	optionsXpress Holdings, Inc.	20,000	197,400
Iconix Brand Group, Inc. *	40,400	327,240	National Oilwell Varco, Inc. *	17,500	467,775	People's Inc. United Financial,	45,000	783,450
LKQ Corp. *	15,500	209,250	PetroHawk Energy Corp. *	23,900	406,778	Raymond James
Marriott Int'l., Inc.	63,700	901,992	Range Resources Corp.	27,300	971,061	Financial, Inc.	29,600	413,216
Matthews Int'l. Corp.	5,300	184,122	Southwestern Energy Co. *	28,000	805,560	RLI Corp.	7,000	342,860
Morningstar, Inc. *	12,000	334,800	Weatherford Int'l. Ltd. *	68,600	731,962	Signature Bank *	15,000	375,150
Penn National Gaming, Inc. *	1,600	30,544			6,113,570	SPDR KBW Regional
Snap-On, Inc.	10,300	242,977	Financials 12.1%			Banking ETF	16,600	302,120
Strayer Education, Inc.	4,300	729,925	Affiliated Managers Group,			The Travelers Cos., Inc.	9,000	325,350
Tractor Supply Co. *	12,000	374,880	Inc. *	12,200	438,956	Willis Group Holdings Ltd.	17,000	372,130
VF Corp.	20,500	1,063,950	City National Corp/CA	9,350	299,948	WR Berkley Corp.	17,500	364,175
		8,477,980	Cullen/Frost Bankers, Inc.	9,000	387,360	Zions Bancorporation	18,350	171,939
Consumer Staples 7.0%			Digital Realty Trust, Inc. (b)(c)	19,000	567,910			8,114,220
Alberto-Culver Co.	36,500	808,110				Health Care 14.4%
Chattem, Inc. *	8,500	539,155	Endurance Specialty			BioMarin
Church & Dwight Co., Inc.	16,000	782,720	Holdings Ltd.	26,400	590,568	Pharmaceuticals, Inc. *	25,600	307,200
Flowers Foods, Inc.	33,700	751,847

The accompanying notes are an integral part of the financial statements.

lllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllll

Sentinel Mid Cap Growth Fund

								Principal
	Shares	Value	Shares		Value			Amount	Value
		(Note 2)			(Note 2)			(M=$1,000)	(Note 2)
Bio-Rad Laboratories,			Cognizant Technology			Corporate Short-Term Notes 3.7%
Inc. *	12,286	$ 684,330	Solutions Corp. *	48,800	$ 897,920	Abbott Labs
CR Bard, Inc.	9,500	762,470	Concur Technologies,			0.25%, 03/02/09
Dentsply Int'l., Inc.	15,000	346,800	Inc. *	22,200	465,978	(Cost $2,499,983)		2,500M	$ 2,499,983
			Dolby Laboratories, Inc. *	34,100	956,505	Total Investments 99.5%
Endo Pharmaceuticals	11,400	216,372	FLIR Systems,Inc. *	18,600	379,626	(Cost $82,690,272)†			66,868,736
Express Holdings, Scripts, Inc. * Inc. *	16,800	845,040	Harris Corp.	13,500	503,280	Other Assets in Excess of
Gen-Probe, Inc. *	22,100	896,597	Intersil Corp.	46,500	470,115	Liabilities 0.5%			357,670
Idexx Laboratories, Inc. *	13,000	391,300	Jack Henry & Associates,			Net Assets 100.0%		$ 67,226,406
Life Technologies Corp. *	41,000	1,195,150	Inc.	28,500	454,005
MedAssets, Inc. *	41,800	617,804	McAfee, Inc. *	27,500	768,625	*	Non-income producing
NuVasive, Inc. *	19,100	541,485	Mettler-Toledo Int'l., Inc. *	12,500	666,375	†	Cost for federal income tax purposes is
Pharmaceutical Product			Nuance Communications,				$82,690,272. At February 28, 2009
Development, Inc.	15,000	359,850	Inc. *	103,900	920,554		unrealized depreciation for federal income
Qiagen NV *	18,100	289,962	Polycom, Inc. *	40,700	541,310		tax purposes aggregated $15,821,536 of
							which $1,629,948 related to appreciated
St. Jude Medical, Inc. *	27,500	911,900	Power Integrations, Inc.	22,800	418,380		securities and $17,451,484 related to
Techne Corp.	12,200	595,970	Trimble Navigation Ltd. *	22,500	317,250		depreciated securities.
Varian Medical Systems,					11,296,364	(b)	Return of Capital paid during the fiscal
Inc. *	23,500	716,985	Materials 3.2%				period
		9,679,215	Aptargroup, Inc.	19,500	547,170	(c)	Real Estate Investment Trusts
Industrials 14.2%			Ecolab, Inc.	11,500	365,470	ADR	-	American Depository Receipt
						ETF	-	Exchange Traded Fund
Agco Corp. *	29,500	505,630	Freeport-McMoRan			SPDR -		Standard & Poor's Depository Receipts
Ametek, Inc.	34,500	912,870	Copper & Gold, Inc.	17,100	520,182
CH Robinson Worldwide,			Pactiv Corp. *	25,000	395,750
Inc.	7,830	324,005	Steel Dynamics, Inc.	41,800	349,030
Copart, Inc. *	28,000	756,560			2,177,602
Corrections Corp of			Telecommunication Services 2.1%
America *	30,630	325,291	American Tower Corp. *	14,500	422,240
Expeditors Int'l. of			MetroPCS
Washington, Inc.	12,500	344,375	Communications, Inc. *	68,500	993,250
Fastenal Co.	18,400	554,208			1,415,490
Healthcare Services			Utilities 1.6%
Group, Inc.	47,200	725,464	ITC Holdings Corp.	28,100	1,037,733
ITT Corp.	9,000	336,150	Total Common Stocks
Jacobs Engineering			(Cost $77,884,027)		62,553,033

Precision Group, Inc. Castparts * Corp.	13,600 16,400	753,848 553,336	Foreign Stocks & ADR's 2.7%
			Israel 1.5%
Ritchie Bros Auctioneers,			Nice Systems Ltd. ADR *	47,400	1,000,140
Inc.	62,500	940,625
Stericycle, Inc. *	30,200	1,448,996	United Kingdom 1.2%
Waste Connections, Inc. *	45,000	1,072,800	Shire Ltd. ADR	23,000	815,580
		9,554,158	Total Foreign Stocks & ADR's
			(Cost $2,306,262)		1,815,720
Information Technology 16.8%
Activision Blizzard, Inc. *	122,600	1,229,678
Amdocs Ltd. *	28,300	474,025
Amphenol Corp.	15,100	383,842
ANSYS, Inc. *	40,000	806,800
Citrix Systems, Inc. *	31,200	642,096

The accompanying notes are an integral part of the financial statements.

lllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllll

Sentinel Mid Cap Value Fund

Fund Profile
at February 28, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Energy	17.5%	Information Technology	8.2%
Consumer Discretionary	14.8%	Telecommunication Services	3.1%
Health Care	14.3%	Utilities	2.3%
Industrials	14.1%	Materials	2.2%
Financials	12.4%	Consumer Staples	0.7%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Willis Group Holdings Ltd.	6.3%	Laboratory Corp of America Holdings	5.6%
Keppel Corp. Ltd.	6.2%	IAC/InterActiveCorp	4.9%
Arch Capital Group Ltd.	6.1%	Golar LNG Ltd.	4.6%
Lions Gate Entertainment Corp.	5.8%	Discovery Communications, Inc.	3.6%
Aegean Marine Petroleum Network, Inc.	5.8%	Total of Net Assets	54.6%
Thermo Fisher Scientific, Inc.	5.7%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at February 28, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Common Stocks 79.9%			Health Care 14.3%			Utilities 2.3%
Consumer Discretionary	14.8%		Laboratory Corp of			Calpine Corp. *	554,100	$ 3,119,583
Discovery			America Holdings *	138,400	$ 7,613,384	Total Common Stocks
Communications, Inc. *	162,200	$2,515,722	Quest Diagnostics, Inc.	82,000	3,758,060	(Cost $172,387,535)		108,706,360
Discovery			Syneron Medical Ltd. *	60,300	314,766	Foreign Stocks & ADR's 9.7%
Communications, Inc. *	165,700	2,432,476	Thermo Fisher Scientific, Inc. *	214,800	7,788,648	Australia 2.3%
Eastman Kodak Co.	362,460	1,156,247			19,474,858	Arrow Energy Ltd. * (b)	1,877,500	3,158,375
Lions Gate Entertainment						Norway 1.1%
Corp. *	1,569,767	7,943,021	Industrials 7.4%			Marine Harvest * (b)	3,848,800	920,696
News Corp.	624,100	3,469,996	Aegean Marine Petroleum			Wilh Wilhelmsen ASA (b)	61,000	611,436
Wendy's/Arby's Group, Inc.	592,500	2,684,025	Network, Inc.	480,600	7,881,840			1,532,132
		20,201,487	Ingersoll-Rand Co. Ltd.	151,200	2,144,016
					10,025,856	Singapore 6.3%
Energy 15.2%						Keppel Corp. Ltd. ADR	1,520,900	8,479,017
Delta Petroleum Corp. *	1,416,407	2,917,798	Information Technology	8.2%
						Total Foreign Stocks & ADR’s
Golar LNG Ltd.	1,429,687	6,247,732	Genpact Ltd. *	161,600	1,279,872	(Cost $18,706,724)		13,169,524
Gulfmark Offshore, Inc. *	155,400	3,246,306	IAC/InterActiveCorp *	448,100	6,690,133		Principal
Newpark Resources *	796,610	2,365,932	NeuStar, Inc. *	201,800	3,125,882		Amount
Paladin Energy Ltd. *	1,718,500	3,273,743			11,095,887		(M=$1,000)
Rowan Cos., Inc.	214,000	2,591,540	Materials 2.2%			Corporate Short-Term Notes 9.9%
		20,643,051	Int'l. Flavors &			Abbott Labs
Financials 12.4%			Fragrances, Inc.	115,900	3,049,329	0.25%, 03/02/09	4,500M	4,499,968
Arch Capital Group Ltd. *	152,700	8,245,800	Telecommunication Services 3.1%			Chevron Funding
Willis Group Holdings Ltd.	394,700	8,639,983	Alaska Communications			0.25%, 03/10/09	4,500M	4,499,719
		16,885,783	Systems Group, Inc.	669,400	4,210,526

The accompanying notes are an integral part of the financial statements.

lllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllll

Sentinel Mid Cap Value Fund

Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Nestle Capital Corp.
0.15%, 03/12/09	4,500M	$ 4,499,794
Total Corporate Short-Term
Notes (Cost $13,499,481)		13,499,481

U.S. Government Obligations 2.2%
Federal Farm Credit Bank	2.2%
Agency Discount Notes:
0.15%, 03/04/09
(Cost $2,999,963)	3,000M	2,999,963
Total Investments 101.7%
(Cost $207,593,703)†		138,375,328
Excess of Liabilities Over
Other Assets (1.7)%		(2,298,075)

Net Assets 100.0%	$ 136,077,253

*	Non-income producing
†

Cost for federal income tax purposes is $207,593,703. At February 28, 2009 unrealized depreciation for federal income tax purposes aggregated $69,218,375 of which $2,958,993 related to appreciated securities and $72,177,368 related to depreciated securities.

(b)	Fair Valued

ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

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Sentinel Short Maturity Government Fund

Fund Profile
at February 28, 2009 (Unaudited)

Average Effective Duration
			Percent of
Duration		Fixed Income Holdings
Less than 1 yr.			45.4%
1 yr. to 2.99 yrs.			54.1%
3 yrs. to 3.99 yrs.			0.6%
Average Effective Duration (for all Fixed Income Holdings) 0.9 years**

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FHR 3135 JB	6.00%	07/15/31	8.8%
FNMA MA0010	4.50%	03/01/19	6.3%	FHLMC B13521	5.00%	04/01/19	3.1%
FHRR R005 AB	5.50%	12/15/18	6.2%	FHR 2495 VB	6.00%	09/15/17	3.1%
FHR 3033 JB	5.50%	11/15/32	6.1%	FHR 3083 UB	4.50%	06/15/32	3.0%
FNMA 722060	4.50%	07/01/18	3.9%	FNR 06-73 PC	6.00%	05/25/33	3.0%
FHR 2388 BG	6.50%	12/15/31	3.7%	Total of Net Assets			47.2%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
Investment in Securities
at February 28, 2009 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 99.1%			FHR 3176 HA			15-Year:
U.S. Government Agency			6%, 02/15/28	5,763M $	5,943,525	FHLMC E00292
Obligations 99.1%			FHR 2978 CK			6.5%, 04/01/09	484 $	487
Federal Home Loan Mortgage			5.5%, 06/15/28	4,600M	4,756,547	FHLMC G10330
Corporation 61.1%			FHR 2953 PC			7%, 01/01/10	6M	6,286
Collateralized Mortgage Obligations:			5.5%, 08/15/29	6,434M	6,652,473	FHLMC E61405
			FHR 2807 NE			7%, 08/01/10	4M	4,359
FHR 2835 VK			5.5%, 08/15/30	8,120M	8,376,946	FHLMC E62686
5.5%, 11/15/12	872M $	887,816	FHR 3135 JB			7%, 01/01/11	38M	39,168
FHRR R007 AC			6%, 07/15/31	27,948M	29,270,427	FHLMC E00422
5.875%, 05/15/16	6,727M	6,858,370	FHR 2435 HL			7%, 03/01/11	24M	25,163
FHRR R003 VA			6.5%, 09/15/31	7,566M	7,790,657	FHLMC M30120
5.5%, 08/15/16	7,130M	7,464,240	FHR 2388 BG			5.5%, 05/01/11	31M	31,958
FHR 2353 TD			6.5%, 12/15/31	11,626M	12,255,676	FHLMC M30121
6%, 09/15/16	204M	215,372	FHR 3083 UB			5.5%, 05/01/11	65M	66,597
FHR 2495 VB			4.5%, 06/15/32	9,717M	9,891,927	FHLMC E00436
6%, 09/15/17	10,000M	10,229,388	FHR 3033 JB			7%, 06/01/11	14M	14,439
FHRR R005 AB			5.5%, 11/15/32	19,518M	20,452,356	FHLMC E64484
5.5%, 12/15/18	20,036M	20,652,616			166,501,517	7%, 06/01/11	1M	1,404
FHRR R006 AK			Mortgage-Backed Securities:			FHLMC M30123
5.75%, 12/15/18	6,071M	6,265,901	10-Year:			6.5%, 07/01/11	31M	32,243
FHR 2492 PE			FHLMC E89015			FHLMC E85491
6%, 01/15/22	4,960M	5,085,337	6.5%, 04/01/12	287M	300,244	6.5%, 09/01/11	70M	72,790
FHR 3165 JA						FHLMC F70014
5.5%, 04/15/26	3,371M	3,451,943				7.5%, 09/01/11	76M	79,651

The accompanying notes are an integral part of the financial statements.

lllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllll

Sentinel Short Maturity Government Fund

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

FHLMC E72904			FHLMC A17291			FNMA 254457
8%, 11/01/11	11M	$11,312	6.5%, 11/01/33	2,413M	$2,540,708	6.5%, 07/01/12	148M	$154,344
FHLMC F70015					2,614,445	FNMA 254698
8%, 12/01/11	25M	26,349	Total Federal Home Loan			6.5%, 01/01/13	292M	306,235
FHLMC G10654			Mortgage Corporation		203,205,287	FNMA 254882
7%, 02/01/12	129M	133,749	Federal National Mortgage			5%, 08/01/13	77M	79,410
FHLMC G10705			Association 32.4%			FNMA 255368
6.5%, 08/01/12	181M	189,949	Collateralized Mortgage Obligations:			5.5%, 07/01/14	414M	430,663
FHLMC G11228						FNMA 256588
6.5%, 12/01/12	29M	29,827	FNR 02-18 PC			5%, 12/01/16	1,896M	1,957,920
FHLMC E94628			5.5%, 04/25/17	7,585M	7,836,588	FNMA 256681
5%, 02/01/13	716M	740,312	FNR 07-77 J			5%, 04/01/17	3,511M	3,623,600
FHLMC E72131			5.5%, 10/25/28	4,920M	5,031,857	FNMA 928247
6.5%, 08/01/13	154M	161,427	FNR 06-73 PC			5.5%, 04/01/17	3,354M	3,492,040
FHLMC G11135			6%, 05/25/33	9,430M	9,857,338	FNMA MA0010
6.5%, 08/01/13	123M	126,447	FNR 05-105 TJ			4.5%, 03/01/19	20,385M	21,058,247
FHLMC E72178			5.5%, 12/25/35	1,952M	1,946,896			34,117,096
6.5%, 09/01/13	82M	86,323	FNR 06-93 PK			15-Year:
FHLMC G10965			5.5%, 04/25/36	6,655M	6,953,246	FNMA 511846
7.5%, 10/01/14	37M	39,263			31,625,925	9%, 01/01/10	768	795
FHLMC E82128			Mortgage-Backed Securities:			FNMA 321199
7%, 03/01/15	50M	51,124				7%, 09/01/10	9M	9,447
FHLMC E00843			10-Year:			FNMA 324087
8%, 04/01/15	18M	19,168	FNMA 516230			7%, 09/01/10	6M	6,125
FHLMC E01009			8%, 08/01/09	5M	4,875	FNMA 325432
6.5%, 08/01/16	685M	717,208	FNMA 253329			7%, 09/01/10	16M	16,070
FHLMC G11585			7.5%, 05/01/10	40M	41,201	FNMA 313758
7%, 02/01/17	485M	506,736	FNMA 253362			7%, 11/01/10	180	181
FHLMC E88357			7.5%, 05/01/10	34M	34,384	FNMA 250441
6.5%, 03/01/17	141M	148,201	FNMA 253472			6.5%, 12/01/10	19M	19,767
FHLMC E98706			7.5%, 09/01/10	63M	64,997	FNMA 303902
5%, 08/01/18	3,985M	4,123,355	FNMA 253507			7%, 05/01/11	12M	12,189
FGCI PL B10742			7.5%, 09/01/10	41M	42,578	FNMA 303943
4.5%, 11/01/18	3,239M	3,314,181	FNMA 595730			6.5%, 06/01/11	61M	64,100
FHLMC B10643			6.5%, 09/01/11	35M	36,556	FNMA 250613
5%, 11/01/18	3,257M	3,370,042	FNMA 603547			6.5%, 07/01/11	35M	36,377
FHLMC G13317			6.5%, 09/01/11	31M	31,887	FNMA 250781
5%, 02/01/19	2,477M	2,563,038	FNMA 254082			6.5%, 12/01/11	13M	14,044
FHLMC B13521			5.5%, 10/01/11	67M	68,698	FNMA 367201
5%, 04/01/19	9,956M	10,281,957	FNMA 254076			6.5%, 12/01/11	25M	25,449
FHLMC J05907			6.5%, 10/01/11	73M	75,126	FNMA 367202
6%, 08/01/19	5,908M	6,194,328	FNMA 254119			7%, 12/01/11	44M	44,599
		33,208,841	5.5%, 11/01/11	89M	91,524	FNMA 370468
20-Year:			FNMA 254113			7%, 01/01/12	31M	32,288
			6.5%, 11/01/11	65M	66,833
FHLMC C90035			FNMA 254163			FNMA 576800
6.5%, 11/01/13	161M	170,900	5.5%, 12/01/11	149M	153,304	8.5%, 01/01/12	31M	33,938
FHLMC D94982			FNMA 254226			FNMA 390784
7%, 04/01/16	148M	157,537	5.5%, 02/01/12	617M	633,831	6%, 05/01/12	50M	51,737
FHLMC D94230			FNMA 633905			FNMA 251300
7.5%, 10/01/19	235M	251,803	5.5%, 03/01/12	137M	141,255	7%, 08/01/12	48M	50,251
		580,240	FNMA 644268			FNMA 596145
30-Year:			5.5%, 04/01/12	43M	44,706	6.5%, 06/01/13	15M	15,292
FHLMC 302609			FNMA 254399			FNMA 433301
8%, 08/01/17	53M	55,834	6.5%, 06/01/12	560M	584,389	6.5%, 07/01/13	395M	415,364
FHLMC G00100			FNMA 254427			FNMA 512520
8%, 02/01/23	17M	17,903	6.5%, 07/01/12	861M	898,493	7%, 07/01/13	136M	138,582

The accompanying notes are an integral part of the financial statements.

lllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllll

Sentinel Short Maturity Government Fund

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

FNMA 426453			FNMA 985670			15-Year:
5.5%, 10/01/13	171M	$ 178,516	6.5%, 10/01/21	1,927M	$2,019,809	GNMA 360238
FNMA 446787					40,921,374	6%, 04/15/09	232	$233
5.5%, 01/01/14	304M	318,081	20-Year:			GNMA 366773
FNMA 447881			FNMA 190659			6%, 04/15/09	196	197
5.5%, 01/01/14	120M	125,627	7%, 02/01/14	146M	156,377	GNMA 371934
FNMA 496015			FNMA 190697			6%, 04/15/09	2M	1,800
5.5%, 04/01/14	25M	26,034	7%, 03/01/14	281M	300,298	GNMA 378884
FNMA 528088			FNMA 251716			6%, 04/15/09	410	412
5.5%, 05/01/14	115M	120,441	10.5%, 03/01/18	23M	26,356	GNMA 385492
FNMA 536814					483,031	6%, 04/15/09	313	315
5.5%, 06/01/14	273M	285,103				GNMA 391659
FNMA 576789			30-Year:			6.5%, 04/15/09	1M	1,209
5.5%, 06/01/14	65M	67,781	FNMA 10134			GNMA 780369
FNMA 768628			8.75%, 08/01/09	586	592	7%, 09/15/09	599	602
5.5%, 09/01/15	400M	418,858	FNMA 366221			GNMA 415068
FNMA 630985			9.5%, 03/01/11	7M	7,001	6%, 01/15/11	9M	9,880
7%, 09/01/15	315M	327,978	FNMA 23			GNMA 780659
FNMA 594601			8.5%, 08/01/11	764	794	7.5%, 08/15/12	8M	8,522
8.5%, 10/01/15	17M	19,897	FNMA 124871			GNMA II 2542
FNMA 619191			7%, 05/01/13	131M	137,730	7%, 01/20/13	26M	27,350
6.5%, 12/01/15	448M	470,424	FNMA 20497			GNMA 462328
FNMA 535631			8.75%, 07/01/13	2M	2,398	6.5%, 04/15/13	92M	96,896
7%, 12/01/15	479M	501,950	FNMA 454727			GNMA 780759
FNMA 594602			10.5%, 01/01/16	20M	21,254	6.5%, 04/15/13	154M	162,722
9%, 01/01/16	14M	16,719	FNMA 626664			GNMA 349029
FNMA 609148			6%, 04/01/17	269M	281,909	7%, 04/15/13	15M	16,456
7%, 02/01/16	1,952M	2,040,090	FNMA 49584			GNMA 456869
FNMA 535777			8.25%, 09/01/17	39M	41,412	6.5%, 05/15/13	7M	7,384
5.5%, 03/01/16	286M	298,896	FNMA 479421			GNMA 780859
FNMA 663227			7%, 09/01/21	70M	74,894	7.5%, 09/15/13	10M	10,238
6%, 03/01/16	256M	268,294	FNMA 207530			GNMA 780978
FNMA 574598			8.25%, 04/01/22	12M	13,073	6.5%, 02/15/14	1,255M	1,326,905
6%, 05/01/16	329M	344,560	FNMA 175123			GNMA 781109
FNMA 545298			7.45%, 08/01/22	138M	147,146	7%, 11/15/14	2,924M	3,093,542
5.5%, 11/01/16	294M	306,513			728,203	GNMA 489953
FNMA 614920			Total Federal National			6%, 12/15/16	45M	47,023
5.5%, 12/01/16	338M	352,948	Mortgage Association		107,875,629			4,811,686
FNMA 792797			Government National Mortgage			20-Year:
5.5%, 04/01/17	438M	458,538	Corporation 5.6%			GNMA 248682
FNMA 668338			Collateralized Mortgage Obligations:			9.75%, 06/15/10	2M	2,410
5%, 11/01/17	2,898M	3,000,818				GNMA 628440
FNMA 671380			GNR 02-41 TE			7%, 04/15/24	706M	763,981
6%, 11/01/17	293M	307,041	6%, 07/16/31	8,330M	8,579,208			766,391
FNMA 650205			GNR 03-3 LM
5%, 01/01/18	2,270M	2,348,318	5.5%, 02/20/32	3,444M	3,566,231	30-Year:
FNMA 679165					12,145,439	GNMA 91758
5.5%, 02/01/18	335M	349,374				10%, 11/15/09	200	205
FNMA 722060			Mortgage-Backed Securities:
4.5%, 07/01/18	12,527M	12,825,600	10-Year:
FNMA 712165			GNMA 634538
5%, 08/01/18	3,480M	3,599,197	6%, 09/15/14	452M	476,217
FNMA 725284			GNMA 634545
7%, 11/01/18	2,026M	2,107,821	6.5%, 09/15/14	454M	478,444
FNMA 811737					954,661
5%, 03/01/20	6,216M	6,429,553

The accompanying notes are an integral part of the financial statements.

lllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllll

Sentinel Short Maturity Government Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
GNMA 495
10%, 02/20/16	444	$ 489
		694
Total Government National
Mortgage Corporation		18,678,871
Total Investments 99.1%
(Cost $327,152,961)†		329,759,787
Other Assets in Excess of
Liabilities 0.9%		3,011,167
Net Assets 100.0%		$ 332,770,954

† Cost for federal income tax purposes is
$327,152,961. At February 28, 2009
unrealized appreciation for federal income
tax purposes aggregated $2,606,826 of
which $2,807,370 related to appreciated
securities and $200,544 related to
depreciated securities.

The accompanying notes are an integral part of the financial statements.

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Sentinel Small Company Fund

Fund Profile
at February 28, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.4%	Energy	6.5%
Health Care	16.2%	Consumer Staples	5.8%
Industrials	16.2%	Materials	4.0%
Financials	13.6%	Utilities	1.4%
Consumer Discretionary	11.3%	Telecommunication Services	1.0%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
LKQ Corp.	2.0%	Nice Systems Ltd.	1.5%
Silgan Holdings, Inc.	2.0%	Quality Systems, Inc.	1.5%
Core Laboratories NV	1.8%	ANSYS, Inc.	1.4%
HCC Insurance Holdings, Inc.	1.7%	Endurance Specialty Holdings Ltd.	1.4%
Waste Connections, Inc.	1.6%	Total of Net Assets	16.5%
Chattem, Inc.	1.6%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at February 28, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Common Stocks 92.9%			Energy 6.5%			HCC Insurance Holdings,
Consumer Discretionary 11.3%			Arena Resources, Inc. *	390,000	$ 8,353,800	Inc.	810,000	$ 17,779,500
Burger King Holdings, Inc.	560,000	$12,034,400	Comstock Resources,			Healthcare Realty Trust,
Choice Hotels Int'l., Inc.	295,000	7,304,200	Inc. *	255,000	7,759,650	Inc. (b)(c)	455,000	6,592,950
Dress Barn, Inc. *	850,000	8,432,000	Core Laboratories NV	245,000	18,473,000	Home Properties,
Gildan Activewear, Inc. *	665,000	4,921,000	Dril-Quip, Inc. *	440,000	9,248,800	Inc. (b)(c)	334,800	8,885,592
Iconix Brand Group, Inc. *	1,385,000	11,218,500	NATCO Group, Inc. *	480,000	8,539,200	Investment Technology
						Group, Inc. *	525,000	10,221,750
LKQ Corp. *	1,515,000	20,452,500	Oil States Int'l., Inc. *	305,000	4,062,600	Lexington Realty Trust (b)	590,200	1,900,444
Matthews Int'l. Corp.	179,900	6,249,726	Superior Energy Services, Inc. *	605,000	7,979,950	optionsXpress Holdings, Inc.	774,900	7,648,263
Morningstar, Inc. *	295,000	8,230,500	Tetra Technologies, Inc. *	1,225,000	3,503,500
Snap-On, Inc.	335,000	7,902,650			67,920,500	Portfolio Recovery
Strayer Education, Inc.	60,000	10,185,000				Associates, Inc.	465,000	10,490,400
Tractor Supply Co. *	295,000	9,215,800	Financials 13.6%			Raymond James
Wolverine World Wide, Inc.	745,000	11,294,200	Affiliated Managers Group,			Financial, Inc.	675,000	9,423,000
		117,440,476	Inc. *	37,900	1,363,642	Selective Insurance Group	655,000	7,879,650
Consumer Staples 5.8%			Bancorpsouth, Inc.	365,000	6,799,950	Signature Bank *	245,000	6,127,450
			Corporate Office					140,960,575
Alberto-Culver Co.	445,000	9,852,300	Properties Trust SBI
Casey's Inc. General Stores,	285,000	5,674,350	MD * (b)	395,000	9,875,000	Health Care 16.2%
			Delphi Financial Group,			American Medical
Chattem, Inc. *	255,000	16,174,650	Inc.	485,000	5,257,400	Systems Holdings, Inc. *	795,000	8,228,250
Church & Dwight Co., Inc.	215,000	10,517,800	Endurance Specialty			Bio-Rad Laboratories, Inc. *	210,000	11,697,000
Flowers Foods, Inc.	490,000	10,931,900	Holdings Ltd.	645,000	14,428,650	Catalyst Health Solutions,
Hain Celestial Group, Inc. *	480,000	6,758,400	First Midwest Bancorp Inc.	549,047	4,128,834	Inc. *	465,000	9,802,200
		59,909,400	Glacier Bancorp, Inc.	790,000	12,158,100	Dionex Corp. *	235,000	10,995,650

The accompanying notes are an integral part of the financial statements.

lllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllll

Sentinel Small Company Fund

Principal
Shares	Value	Shares	Value	Amount	Value
(Note 2)	(Note 2)	(M=$1,000)	(Note 2)
Gen-Probe, Inc. *	285,000	$ 11,562,450	Daktronics, Inc.	660,000	$4,527,600	Proctor & Gamble Int'l.
Haemonetics Corp. *	145,000	7,740,100	Diodes, Inc. *	1,020,000	7,935,600	0.28%, 03/06/09	5,000M	$4,999,806
Idexx Laboratories, Inc. *	400,000	12,040,000	Factset Research	United Parcel
Immucor, Inc. *	375,000	8,415,000	Systems, Inc.	150,000	5,781,000	0.19%, 03/09/09	5,000M	4,999,789
Integra LifeSciences	Formfactor, Inc. *	635,000	9,182,100	0.2%, 03/11/09	7,000M	6,999,611
Holdings Corp. *	405,000	10,574,550	Intersil Corp.	835,000	8,441,850	Total Corporate Short-Term
Life Technologies Corp. *	295,000	8,599,250	Jack Henry & Associates, Inc.	665,000	10,593,450	Notes (Cost $24,397,887)	24,397,887
MedAssets, Inc. *	559,200	8,264,976	U.S. Government Obligations 1.3%
Federal Farm Credit Bank 0.7%
Meridian Bioscience, Inc.	565,000	11,333,900	Mettler-Toledo Int'l., Inc. *	235,000	12,527,850	Agency Discount Notes:
Millipore Corp. *	77,580	4,271,555	Micros Systems, Inc. *	730,000	11,738,400	0.22%, 03/04/09	7,800M	7,799,857
NuVasive, Inc. *	235,000	6,662,250	NeuStar, Inc. *	695,000	10,765,550	Federal National Mortgage
Sirona Dental Systems,	Nuance Communications,	Association 0.6%
Inc. *	580,000	6,467,000	Inc. *	1,455,000	12,891,300	Agency Discount Notes:
Techne Corp.	285,000	13,922,250	Polycom, Inc. *	915,000	12,169,500	0.18%, 03/03/09	6,000M	5,999,940
Varian, Inc. *	260,000	5,883,800	Power Integrations, Inc.	525,000	9,633,750	Total U.S. Government
West Pharmaceutical	Progress Software Corp. *	475,000	7,571,500	Obligations
Services, Inc.	408,000	12,525,600	Quality Systems, Inc.	390,000	15,096,900	(Cost $13,799,797)	13,799,797
168,985,781	Rofin-Sinar Technologies,	Total Investments 98.0%
Industrials 16.2%	Inc. *	540,000	7,911,000	(Cost $1,419,077,606)†	1,020,000,830
American Reprographics	175,900,120	Other Assets in Excess of
Co. *	537,700	2,097,030	Materials 4.0%	Liabilities 2.0%	20,759,961
Clarcor, Inc.	370,000	9,753,200	Aptargroup, Inc.	475,000	13,328,500
Copart, Inc. *	490,000	13,239,800	Carpenter Technology	Net Assets 100.0%	$ 1,040,760,791
CRA Int'l., Inc. *	205,900	4,498,915	Corp.	390,000	5,343,000
Curtiss-Wright Corp.	390,000	10,370,100	Flotek Industries, Inc. *	1,350,000	2,700,000	*	Non-income producing
Dynamic Materials Corp.	540,000	5,032,800	Silgan Holdings, Inc.	415,000	20,359,900	†	Cost for federal income tax purposes is
Forward Air Corp.	565,000	9,401,600	41,731,400	$1,419,077,606. At February 28, 2009
G&K Services, Inc.	220,500	3,935,925	Telecommunication Services 1.0%	unrealized depreciation for federal income
Healthcare Services	Cbeyond, Inc. *	695,000	10,014,950	tax purposes aggregated $399,076,776 of
Group, Inc.	915,000	14,063,550	Utilities 1.4%	which $37,420,082 related to appreciated
Heartland Express, Inc.	945,000	11,689,650	Atmos Energy Corp.	370,000	8,077,100	securities and $436,496,858 related to
Heico Corp.	210,920	4,212,072	ITC Holdings Corp.	185,000	6,832,050	depreciated securities.
IDEX Corp.	465,000	8,983,800	14,909,150
Kaydon Corp.	405,000	10,125,000	Total Common Stocks	(b)	Real Estate Investment Trusts
Moog, Inc. *	385,000	8,951,250	(Cost $1,356,296,449)	966,611,146	(c)	Return of Capital paid during the fiscal period
MSC Industrial Direct Co.	162,800	4,980,052	Foreign Stocks & ADR's 1.5%	ADR	-	American Depository Receipt
Ritchie Bros Auctioneers,	Israel 1.5%	SBI	-	Shares Beneficial Interest
Inc.	555,000	8,352,750	Nice Systems Ltd. ADR *
Rollins, Inc.	685,000	10,823,000	(Cost $24,583,473)	720,000	15,192,000
Toro Co.	310,000	6,779,700	Principal
Wabtec Corp.	195,000	5,218,200	Amount
Waste Connections, Inc. *	685,000	16,330,400	(M=$1,000)
168,838,794	Corporate Short-Term Notes 2.3%
Information Technology 16.9%	Abbott Labs
ANSYS, Inc. *	716,000	14,441,720	0.1%, 03/03/09	1,100M	1,099,994
Chevron Corp.
Blackbaud, Inc.	625,000	6,400,000	0.4%, 03/19/09	6,000M	5,998,800
Concur Technologies,	Coca-Cola Co.
Inc. *	395,000	8,291,050	0.25%, 04/24/09	300M	299,887

The accompanying notes are an integral part of the financial statements.

lllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllll

Sentinel Small/Mid Cap Fund

Fund Profile
at February 28, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	17.4%	Energy	8.1%
Industrials	16.1%	Consumer Staples	5.9%
Health Care	15.6%	Materials	5.5%
Financials	12.4%	Telecommunication Services	1.0%
Consumer Discretionary	11.9%	Utilities	1.0%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Chattem, Inc.	1.6%	Nice Systems Ltd.	1.4%
Stericycle, Inc.	1.6%	Church & Dwight Co., Inc.	1.4%
HCC Insurance Holdings, Inc.	1.6%	Core Laboratories NV	1.4%
Waste Connections, Inc.	1.6%	Roper Industries, Inc.	1.4%
Range Resources Corp.	1.6%	Total of Net Assets	15.0%
LKQ Corp.	1.4%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at February 28, 2009 (Unaudited)

Shares		Value	Shares		Value	Shares		Value
		(Note 2)			(Note 2)			(Note 2)
Common Stocks 92.8%			Hain Celestial Group, Inc. *	2,320	$ 32,666	HCC Insurance Holdings,
Consumer Discretionary 11.9%			Hansen Natural Corp. *	1,180	39,270	Inc.	4,750	$ 104,263
Burger King Holdings, Inc.	1,570	$ 33,739	McCormick & Co., Inc.	1,550	48,592	Home Properties, Inc. (b)(c)	1,860	49,364
Choice Hotels Int'l., Inc.	1,810	44,815			382,053	Investment Technology
Darden Restaurants, Inc.	2,470	67,036				Group, Inc. *	2,910	56,658
DeVry, Inc.	1,140	59,223	Energy 8.1%			optionsXpress Inc. Holdings,	3,420	33,755
Dress Barn, Inc. *	3,950	39,184	Comstock Resources, Inc. *	1,800	54,774	People's United Financial, Inc.	4,840	84,265
Gildan Activewear, Inc. *	3,490	25,826	Core Laboratories NV	1,180	88,972
Iconix Brand Group, Inc. *	7,200	58,320	FMC Technologies, Inc. *	1,880	49,801	Portfolio Recovery
LKQ Corp. *	6,950	93,825	NATCO Group, Inc. *	3,020	53,726	Associates, Inc.	2,170	48,955
Matthews Int'l. Corp.	490	17,023	Oceaneering Int'l. Inc *	1,660	52,738	Raymond James
Morningstar, Inc. *	1,470	41,013	Range Resources Corp.	2,840	101,019	Financial, Inc.	3,620	50,535
O'Reilly Automotive, Inc. *	1,530	51,041	Superior Energy Services,			Signature Bank *	1,570	39,266
Service Corp			Inc. *	4,020	53,024	Willis Group Holdings Ltd.	2,710	59,322
International/US	7,570	25,587	Weatherford Int'l. Ltd. *	6,370	67,968	WR Berkley Corp.	2,640	54,938
Snap-On, Inc.	930	21,939			522,022	Zions Bancorporation	1,710	16,023
Strayer Education, Inc.	360	61,110	Financials 12.4%					803,462

TJX Cos., Inc.	1,390	30,955	Affiliated Managers Group,		41,017	Health Care 14.9%
Tractor Supply Co. *	1,700	53,108	Inc. *	1,140		Beckman Coulter, Inc.	1,300	58,292
Wolverine World Wide, Inc.	3,140	47,602	City National Corp/CA	680	21,814	Bio-Rad Laboratories, Inc. *	1,230	68,511
		771,346	Cullen/Frost Bankers, Inc.	825	35,508	Dentsply Int'l., Inc.	2,420	55,950
Consumer Staples 5.9%			Digital Realty Trust, Inc. (b)(c)	1,660	49,617	Dionex Corp. *	790	36,964
Chattem, Inc. *	1,660	105,294	Endurance Specialty			Endo Pharmaceuticals
Church & Dwight Co., Inc.	1,830	89,524	Holdings Ltd.	2,600	58,162	Holdings, Inc. *	3,100	58,838
Flowers Foods, Inc.	2,990	66,707

The accompanying notes are an integral part of the financial statements.

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Sentinel Small/Mid Cap Fund

						†	Cost for federal income tax purposes is
		Value			Value		$9,237,577. At February 28, 2009 unrealized
	Shares	(Note 2)	Shares		(Note 2)		depreciation for federal income tax purposes
							aggregated $3,089,819 of which $25,853
Gen-Probe, Inc. *	1,800	$ 73,026	Formfactor, Inc. *	3,220	$ 46,561		related to appreciated securities and
Hologic, Inc. *	4,780	54,110	Harris Corp.	1,240	46,227		$3,115,672 related to depreciated securities.
Idexx Laboratories, Inc. *	2,300	69,230	Intersil Corp.	3,620	36,598
Immucor, Inc. *	2,180	48,919	Jack Henry & Associates,			(b)	Return of Capital paid during the fiscal period
Life Technologies Corp. *	1,710	49,847	Inc.	3,930	62,605	(c)	Real Estate Investment Trusts
MedAssets, Inc. *	3,670	54,243	Mettler-Toledo Int'l., Inc. *	1,180	62,906	ADR - American Depository Receipt
Millipore Corp. *	1,090	60,015	Micros Systems, Inc. *	3,050	49,044
NuVasive, Inc. *	1,370	38,840	NeuStar, Inc. *	4,360	67,536
Pharmaceutical Product			Nuance Communications,
Development, Inc.	1,810	43,422	Inc. *	9,250	81,955
Qiagen NV *	5,030	80,581	Polycom, Inc. *	5,920	78,736
Techne Corp.	1,290	63,016	Power Integrations, Inc.	2,360	43,306
Varian Medical Systems,			Trimble Navigation Ltd. *	1,950	27,495
Inc. *	1,650	50,341			1,033,299
		964,145	Materials 5.5%
Industrials 16.1%			Aptargroup, Inc.	2,350	65,941
Ametek, Inc.	2,030	53,714	Ecolab, Inc.	1,080	34,322
CH Robinson Worldwide,			Flotek Industries, Inc. *	5,840	11,680
Inc.	1,470	60,829	Pactiv Corp. *	5,460	86,432
Clarcor, Inc.	2,110	55,620	Sigma-Aldrich Corp.	1,360	48,552
Copart, Inc. *	2,550	68,901	Silgan Holdings, Inc.	1,730	84,874
Dynamic Materials Corp.	3,090	28,799	Steel Dynamics, Inc.	3,310	27,638
Equifax, Inc.	2,450	52,675			359,439
Healthcare Services			Telecommunication Services	1.0%
Group, Inc.	4,500	69,165	Cbeyond, Inc. *	4,470	64,413
Heico Corp.	2,600	51,922
IDEX Corp.	2,540	49,073	Utilities 1.0%
			ITC Holdings Corp.	980	36,191
ITT Corp.	1,690	63,121	NRG Energy, Inc. *	1,470	27,783
Kaydon Corp.	2,520	63,000			63,974
MSC Industrial Direct Co.	1,470	44,967	Total Common Stocks
Quanta Services, Inc. *	2,330	41,008	(Cost $9,039,401)		6,008,609
Ritchie Bros Auctioneers,
Inc.	3,140	47,257	Foreign Stocks & ADR's 2.1%
			Israel 1.4%
Roper Industries, Inc.	2,140	88,489	Nice Systems Ltd. ADR *	4,410	93,051
Stericycle, Inc. *	2,180	104,596
Waste Connections, Inc. *	4,250	101,320	United Kingdom 0.7%
		1,044,456	Shire Ltd. ADR	1,300	46,098
			Total Foreign Stocks & ADR's
Information Technology 16.0%			(Cost $198,176)		139,149
Amdocs Ltd. *	3,170	53,098	Total Investments 94.9%
Amphenol Corp.	1,480	37,622	(Cost $9,237,577)†		6,147,758
ANSYS, Inc. *	3,780	76,243	Other Assets in Excess of
Citrix Systems, Inc. *	2,550	52,479	Liabilities 5.1%		329,885

Concur Inc. * Technologies,	2,060	43,239	Net Assets 100.0%		$ 6,477,643
Dolby Laboratories, Inc. *	3,040	85,272
Factset Research			* Non-income producing
Systems, Inc.	930	35,842
FLIR Systems, Inc. *	2,280	46,535

The accompanying notes are an integral part of the financial statements.

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Sentinel Sustainable Core Opportunities Fund

Fund Profile
at February 28, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Health Care	16.8%	Financials	8.5%
Information Technology	15.8%	Consumer Discretionary	6.2%
Industrials	14.2%	Materials	5.3%
Energy	13.4%	Utilities	3.2%
Consumer Staples	10.9%	Telecommunication Services	2.6%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
PepsiCo, Inc.	3.5%	Int'l. Business Machines Corp.	2.7%
Danaher Corp.	3.1%	ConocoPhillips	2.7%
Transocean Ltd.	3.1%	Johnson & Johnson	2.6%
Praxair, Inc.	3.0%	CVS Caremark Corp.	2.4%
Emerson Electric Co.	2.9%	Total of Net Assets	28.8%
Procter & Gamble Co.	2.8%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at February 28, 2009 (Unaudited)

	Shares	Value		Shares	Value	Shares		Value
		(Note 2)			(Note 2)			(Note 2)
Common Stocks 92.2%			XTO Energy, Inc.	78,125	$2,473,438	Pfizer, Inc.	150,000	$ 1,846,500
Consumer Discretionary 6.2%					18,322,610	St. Jude Medical, Inc. *	50,000	1,658,000
GameStop Corp. *	41,000	$ 1,103,720	Financials 8.5%			Zimmer Holdings, Inc. *	40,000	1,400,800
McDonald's Corp.	50,000	2,612,500	ACE Ltd.	23,300	850,683			20,574,796
News Corp.	166,000	1,039,160	Bank of America Corp.	70,000	276,500	Industrials 14.2%
Nike, Inc.	49,028	2,036,133	Bank of New York Mellon			Bucyrus Int'l., Inc.	62,000	770,040
Time Warner, Inc.	225,000	1,716,750	Corp.	50,000	1,108,500	Canadian Pacific Railway
		8,508,263	Citigroup, Inc.	185,400	278,100	Ltd.	80,000	2,256,800
Consumer Staples 10.9%			Goldman Sachs Group, Inc.	24,340	2,216,887	Danaher Corp.	84,000	4,263,840
CVS Caremark Corp.	125,000	3,217,500	JPMorgan Chase & Co.	100,000	2,285,000	Emerson Electric Co.	150,106	4,015,336
HJ Heinz Co.	65,000	2,123,550	MetLife, Inc.	30,000	553,800	FedEx Corp.	58,969	2,548,050
Kellogg Co.	22,174	863,012	The Travelers Cos., Inc.	50,000	1,807,500	Parker Hannifin Corp.	50,000	1,668,500
PepsiCo, Inc.	100,000	4,814,000	US Bancorp	50,000	715,500	Precision Castparts Corp.	50,000	2,771,500
Procter & Gamble Co.	80,000	3,853,600	Wells Fargo & Co.	125,000	1,512,500	Rockwell Automation, Inc.	50,000	1,005,000
		14,871,662			11,604,970			19,299,066
Energy 13.4%			Health Care 15.1%			Information Technology 13.7%
Apache Corp.	11,900	703,171	Aetna, Inc.	60,000	1,432,200	Accenture Ltd.	60,000	1,751,400
ConocoPhillips	97,241	3,631,951	Baxter Int'l., Inc.	15,490	788,596	Activision Blizzard, Inc. *	100,000	1,003,000
Devon Energy Corp.	40,000	1,746,800	Becton Dickinson & Co.	50,000	3,094,500	Adobe Systems, Inc. *	35,000	584,500
Marathon Oil Corp.	50,000	1,163,500	Bristol-Myers Squibb Co.	100,000	1,841,000	Broadcom Corp. *	100,000	1,645,000
Transocean Ltd. *	70,000	4,183,900	Celgene Corp. *	35,000	1,565,550	Cisco Systems, Inc. *	130,000	1,894,100
Weatherford Int'l. Ltd. *	150,000	1,600,500	Covidien Ltd.	25,000	791,750	Hewlett-Packard Co.	23,617	685,601
Williams Cos., Inc.	249,500	2,819,350	CR Bard, Inc.	15,000	1,203,900	Int'l. Business Machines
			Johnson & Johnson	70,000	3,500,000	Corp.	40,356	3,713,963
			Merck & Co., Inc.	60,000	1,452,000	KLA-Tencor Corp.	65,000	1,121,250
The accompanying notes are an integral part of the financial statements.

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Sentinel Sustainable Core Opportunities Fund

			Principal
Shares		Value	Amount		Value
		(Note 2)	(M=$1,000)		(Note 2)
Microsoft Corp.	101,624	$ 1,641,228	0.23%, 03/16/09	500M	$ 499,952
NetApp, Inc. *	125,000	1,680,000	Total Federal Home Loan
NVIDIA Corp. *	138,000	1,142,640	Bank		2,180,907
Seagate Technology	75,000	322,500	Total U.S. Government
			Obligations
Texas Instruments, Inc.	106,080	1,522,248	(Cost $2,980,897)		2,980,897
		18,707,430	Total Investments 99.1%
Materials 5.3%			(Cost $224,537,900)†		135,111,322
Crown Holdings, Inc. *	149,435	3,150,090	Other Assets in Excess of
Praxair, Inc.	71,382	4,050,928	Liabilities 0.9%		1,194,186
		7,201,018	Net Assets 100.0%		$ 136,305,508
Telecommunication Services 1.7%
AT&T, Inc.	100,000	2,377,000
Utilities 3.2%			* Non-income producing
AES Corp. *	306,700	1,932,210	†	$224,537,900. Cost for federal At income February tax 28, purposes 2009 is
Allegheny Energy, Inc.	100,000	2,364,000	unrealized depreciation for federal income
		4,296,210	tax purposes aggregated $89,426,578 of
Total Common Stocks			which $2,290,926 related to appreciated
(Cost $211,287,407)		125,763,025	securities and $91,717,504 related to
			depreciated securities.
Foreign Stocks & ADR's 4.7%			ADR	- American Depository Receipt
Finland 0.7%
Nokia Corp. ADR	100,000	936,000
Germany 1.4%
SAP AG ADR	60,000	1,928,400
Israel 1.7%
Teva Pharmaceutical
Industries Ltd. ADR	50,000	2,229,000
Mexico 0.9%
America Movil SA de CV
ADR	50,000	1,274,000
Total Foreign Stocks & ADR's
(Cost $10,269,596)		6,367,400
Principal
Amount
	(M=$1,000)
U.S. Government Obligations 2.2%
Federal Farm Credit Bank 0.6%
Agency Discount Notes:
0.15%, 03/04/09	800M	799,990
Federal Home Loan Bank 1.6%
Agency Discount Notes:
0.2%, 03/04/09	881M	880,985
0.15%, 03/10/09	800M	799,970

		The accompanying notes are an integral part of the financial statements.

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Sentinel Sustainable Growth Opportunities Fund

Fund Profile
at February 28, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	16.2%	Financials	7.3%
Consumer Discretionary	15.5%	Consumer Staples	6.8%
Health Care	13.4%	Materials	6.0%
Industrials	11.7%	Telecommunication Services	3.3%
Energy	9.1%	Utilities	1.3%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Dollar Tree, Inc.	2.6%	Express Scripts, Inc.	1.9%
Chattem, Inc.	2.3%	Life Technologies Corp.	1.8%
Cognizant Technology Solutions Corp.	2.0%	Amphenol Corp.	1.8%
Burger King Holdings, Inc.	2.0%	Aeropostale, Inc.	1.8%
Stericycle, Inc.	1.9%	Total of Net Assets	20.0%
Dolby Laboratories, Inc.	1.9%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at February 28, 2009 (Unaudited)

Shares		Value	Shares		Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Common Stocks 88.7%			Core Laboratories NV	10,900	$ 821,860	CR Bard, Inc.	9,700	$ 778,522
Consumer Discretionary 15.5%			FMC Technologies, Inc. *	22,200	588,078	Express Scripts, Inc. *	28,900	1,453,670
Aeropostale, Inc. *	60,300	$ 1,398,357	IHS, Inc. *	20,300	826,819	Gen-Probe, Inc. *	28,400	1,152,188
AutoZone, Inc. *	5,200	739,596	Peabody Energy Corp.	13,000	307,710	Laboratory Corp of
Bed Bath & Beyond, Inc. *	35,700	760,410	PetroHawk Energy Corp. *	56,300	958,226	America Holdings *	14,200	781,142
Burger King Holdings, Inc.	72,600	1,560,174	Range Resources Corp.	27,400	974,618	Life Technologies Corp. *	48,400	1,410,860
Darden Restaurants, Inc.	47,000	1,275,580	Southwestern Energy Co. *	26,300	756,651	NuVasive, Inc. *	23,500	666,225
Dick's Sporting Goods,			Weatherford Int'l. Ltd. *	59,000	629,530	St. Jude Medical, Inc. *	35,200	1,167,232
Inc. *	75,500	932,425			7,141,795	Wright Medical Group,
Dollar Tree, Inc. *	51,500	1,999,230				Inc. *	49,000	715,890
Strayer Education, Inc.	7,600	1,290,100	Financials 7.3%					9,640,849
			Affiliated Managers Group,
Urban Outfitters, Inc. *	59,300	986,752	Inc. *	19,800	712,404	Industrials 11.7%
VF Corp.	23,500	1,219,650	BlackRock, Inc.	14,300	1,384,383	Agco Corp. *	23,800	407,932
		12,162,274	Financial Select Sector			BE Aerospace, Inc. *	88,800	662,448
Consumer Staples 6.8%			SPDR Fund *	55,500	422,910	Bucyrus Int'l., Inc.	30,000	372,600
Alberto-Culver Co.	50,000	1,107,000	HCC Insurance Holdings,			Donaldson Co., Inc.	14,000	341,740
Chattem, Inc. *	28,000	1,776,040	Inc.	34,200	750,690	Fastenal Co.	21,000	632,520
Corn Products Int'l., Inc.	15,700	316,669	Invesco Ltd.	60,900	696,087	Flowserve Corp.	18,500	933,695
HJ Heinz Co.	30,700	1,002,969	Northern Trust Corp.	20,000	1,111,000	Fluor Corp.	25,000	831,250
JM Smucker Co.	30,000	1,113,600	T Rowe Price Group, Inc.	28,000	636,720	Kansas City Southern *	33,000	583,770
		5,316,278			5,714,194	Landstar System, Inc.	24,000	759,600
Energy 9.1%			Health Care 12.3%			Paccar, Inc.	12,000	300,840
Consol Energy, Inc.	29,300	798,425	BioMarin			Precision Castparts Corp.	14,800	820,364
Continental Resources, Inc. *	30,200	479,878	Pharmaceuticals, Inc. *	50,300	603,600
			Covance, Inc. *	24,000	911,520	Ritchie Bros Auctioneers,
						Inc.	69,300	1,042,965

The accompanying notes are an integral part of the financial statements.

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Sentinel Sustainable Growth Opportunities Fund

					Principal
	Shares	Value			Amount	Value
		(Note 2)			(M=$1,000)	(Note 2)
Stericycle, Inc. *	31,000	$ 1,487,380	Corporate Short-Term Notes 7.7%
		9,177,104	Hewlett Packard
				0.34%, 03/04/09	1,519M	$ 1,518,957
Information Technology 15.4%			Johnson And Johnson
Activision Blizzard, Inc. *	110,000	1,103,300		0.2%, 03/31/09	2,000M	1,999,667
Amphenol Corp.	55,300	1,405,726	Wells Fargo Co
ANSYS, Inc. *	43,000	867,310		0.2%, 03/09/09	2,500M	2,499,889
Broadcom Corp. *	25,000	411,250	Total Corporate Short-Term
Citrix Systems, Inc. *	32,500	668,850		Notes (Cost $6,018,513)		6,018,513
Cognizant Technology			Total Investments 98.3%
Solutions Corp. *	85,500	1,573,200		(Cost $110,442,952)†		77,004,620
Dolby Laboratories, Inc. *	52,000	1,458,600	Other Assets in Excess of
Equinix, Inc. *	29,600	1,373,736		Liabilities 1.7%		1,298,625
Itron, Inc. *	9,600	428,736	Net Assets 100.0%			$ 78,303,245
Juniper Networks, Inc. *	21,500	305,515
McAfee, Inc. *	48,500	1,355,575	*	Non-income producing
Nuance Inc. * Communications,	99,000	877,140	†	$110,442,952. Cost for federal At income February tax 28, purposes 2009 is
Trimble Navigation Ltd. *	18,400	259,440		unrealized depreciation for federal income
		12,088,378		tax purposes aggregated $33,438,332 of
				which $1,238,126 related to appreciated
Materials 6.0%				securities and $34,676,458 related to
Agrium, Inc.	23,100	803,418		depreciated securities.
Airgas, Inc.	36,300	1,117,677	ADR	-	American Depository Receipt
Crown Holdings, Inc. *	46,000	969,680	SPDR	-	Standard & Poor's Depository Receipts
Nucor Corp.	5,000	168,250
SPDR Gold Trust *	15,000	1,389,450
Steel Dynamics, Inc.	25,500	212,925
		4,661,400
Telecommunication Services 3.3%
American Tower Corp. *	31,000	902,720
MetroPCS
Communications, Inc. *	78,600	1,139,700
NII Holdings, Inc. *	40,300	516,243
		2,558,663
Utilities 1.3%
ITC Holdings Corp.	28,000	1,034,040
Total Common Stocks
(Cost $102,469,254)		69,494,975
Foreign Stocks & ADR's 1.9%
Israel 0.8%
Nice Systems Ltd. ADR *	30,000	633,000
United Kingdom 1.1%
Shire Ltd. ADR *	24,200	858,132
Total Foreign Stocks &
ADR's (Cost $1,955,185)		1,491,132

		The accompanying notes are an integral part of the financial statements.

NOTE1: ORGANIZATION:

     Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company consists of sixteen separate series – Sentinel Balanced Fund, Sentinel Capital Growth Fund, Sentinel Common Stock Fund, Sentinel Conservative Allocation Fund, Sentinel Georgia Municipal Bond Fund (a non-diversified series), Sentinel Government Money Market Fund (formerly known as Sentinel U.S. Treasury Money Market Fund prior to February 3, 2009), Sentinel Government Securities Fund, Sentinel Growth Leaders Fund (a non-diversified series), Sentinel International Equity Fund, Sentinel Mid Cap Growth Fund, Sentinel Mid Cap Value Fund (a non-diversified series), Sentinel Short Maturity Government Fund, Sentinel Small Company Fund, Sentinel Small/Mid Cap Fund, Sentinel Sustainable Core Opportunities Fund and Sentinel Sustainable Growth Opportunities Fund (formerly known as Sentinel Sustainable Emerging Companies Fund prior to December 18, 2008), each individually referred to as a Fund. All Funds offer Class A shares, although the Sentinel Government Money Market Fund Class A shares are closed to additional purchases, except by the reinvestment of dividends and distributions from the Sentinel Government Money Market Fund Class A shares. Class B shares are no longer available for additional purchases from any Fund, except by the exchange of Class B shares between Funds, excluding exchanges into the Sentinel Government Money Market Fund Class B shares, or the reinvestment of dividends and distributions paid on Class B shares, excluding the reinvestment of dividends and distributions into the Sentinel Government Money Market Fund Class B shares from other Class B shares. The following Funds offer Class B shares: Sentinel Balanced, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel Government Money Market, Sentinel International Equity, Sentinel Mid Cap Growth and Sentinel Small Company Funds. Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap Growth, Sentinel Mid Cap Value, Sentinel Small Company, Sentinel Small/Mid Cap, Sentinel Sustainable Core Opportunities and Sentinel Sustainable Growth Opportunities Funds offer Class C shares. Sentinel Balanced Fund offers Class D shares, which are closed to additional purchases, except by the reinvestment of dividends and distributions paid on Class D shares. Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Georgia Municipal Bond, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap Growth, Sentinel Mid Cap Value, Sentinel Small Company, Sentinel Small/Mid Cap, Sentinel Sustainable Core Opportunities and Sentinel Sustainable Growth Opportunities Funds offer Class I Shares. Sentinel Short Maturity Government Fund offers Class S shares.

NOTE 2:

SECURITY VALUATION:

     Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued a the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. For Funds other than the Sentinel Government Money Market Fund, fixed-income securities with original maturities of greater than 60 days left to maturity, are valued on the basis of valuations provided by and independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes.

Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Securities held in the Sentinel Government Money Market Fund are valued at amortized cost regardless of days left to maturity, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision.

NOTE 3:

     In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157 –Fair Value Measurements, that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. The Statement applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements. The Statement applies broadly to securities and other types of assets and liabilities. FASB 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Statement also establishes a fair value hierarchy which prioritizes inputs or assumptions to valuation techniques. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.
  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Level 3 – Significant unobservable inputs (including the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. There have been no significant changes in valuation techniques during the last fiscal period. The fair value measurements as of February 28, 2009 were as follows:

	Quoted Prices
	in Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced	$ 104,666,521	$ 67,609,792	$ –	$ 172,276,313

Capital Growth	81,416,458	6,665,665	–	88,082,123

Common Stock	688,199,496	7,999,614	–	696,199,110
Conservative
Allocation	22,806,562	56,379,626	1,599,750	80,785,938
Georgia
Municipal
Bond	–	29,786,194	–	29,786,194
Government
Money Market	–	109,137,441	–	109,137,441
Government
Securities	–	582,624,270	–	582,624,270
Growth
Leaders	18,780,823	4,271,770	–	23,052,593
International
Equity	18,303,163	88,998,836	–	107,301,999
Mid Cap
Growth	64,368,753	2,499,983	–	66,868,736
Mid Cap
Value	105,432,617	32,942,711	–	138,375,328
Short Maturity
Government	–	329,759,787	–	329,759,787
Small
Company	981,803,146	38,197,684	–	1,020,000,830
Small/Mid
Cap	6,147,758	–	–	6,147,758
Sustainable
Core
Opportunities	132,130,425	2,980,897	–	135,111,322
Sustainable
Growth
Opportunities	70,986,107	6,018,513	–	77,004,620
Liabilities:
Investments in Securities:
None.

Fair Value Level 3 activity for the fiscal period ended February 28, 2009 was as follows:

Conservative
Sentinel Fund	Allocation
Assets:
Investments in
Securities:
Beginning Balance	$ 2,270,625
Purchases	–
Transfers Into Level
3	–
Sales	(6,250)
Transfers Out of
Level 3	(600,000)
Accrued
Amortization	2,168
Realized Gains
(Losses)	129
Unrealized Gains
(Losses)	(66,922)
Ending Balance	$ 1,599,750
Liabilities:
Investments in
Securities:
None.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 cfr 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc. By (Signature and Title) /s/ JOHN BIRCH -------------------------------------------- John Birch Chief Financial Officer

Date April 28, 2009 ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ CHRISTIAN THWAITES
--------------------------------------------
Christian Thwaites,
President and Chief Executive Officer

Date April 28, 2009 ----------------

By (Signature and Title)* /s/ JOHN BIRCH -------------------------------------------- John Birch Chief Financial Officer

Date April 28, 2009 ----------------